UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/12 (Unaudited)

CORPORATE BONDS AND NOTES (41.2%)(a)
			Principal amount	Value

Basic materials (1.9%)

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			$3,317,000	$3,217,490

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			3,895,000	4,235,813

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,735,000	2,933,288

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.468s, 2013 (Netherlands)			989,000	880,210

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			103,000	110,339

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			804,000	783,900

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			3,918,000	3,976,770

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,302,000	2,310,485

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			1,125,000	1,126,230

Grohe Holding GmbH 144A company guaranty sr. notes FRN 4.662s, 2017 (Germany)		EUR	3,548,000	4,198,681

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$452,000	389,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			1,725,000	1,759,500

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			2,841,000	3,203,228

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			1,700,000	1,908,250

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	1,150,000	1,548,960

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$140,000	147,700

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			1,205,000	1,211,025

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			2,490,000	2,732,775

LyondellBasell Industries NV 144A sr. unsec. notes 5 3/4s, 2024 (Netherlands)			2,335,000	2,498,450

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			4,200,000	4,404,750

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			540,000	541,350

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,585,000	1,707,838

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			2,471,000	2,440,113

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	2,255,000	3,037,393

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			$435,000	454,575

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			569,000	574,690

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			82,000	82,000

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			1,533,000	1,722,709

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			5,048,000	5,880,920

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			2,451,000	2,530,658

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			1,000	1,116

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			2,295,000	2,426,963

				64,978,019
Capital goods (2.0%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			3,995,000	4,289,631

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			326,000	345,560

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			1,229,000	1,265,870

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			973,168	905,046

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	749,451	842,006

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	500,000	661,426

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	685,000	906,153

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			$369,000	383,760

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			4,330,000	4,784,650

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			1,425,000	1,460,625

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			1,194,000	1,271,610

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,050,000	2,193,500

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec notes 10 1/8s, 2020			630,000	644,175

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	475,000	648,173

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$3,085,000	3,324,088

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			3,324,000	4,243,703

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			972,000	1,078,920

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			3,373,000	3,103,160

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,445,000	1,533,506

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	1,430,000	1,720,791

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	1,019,000	1,395,647

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			$3,375,000	3,366,563

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/2s, 2021 (New Zealand)			680,000	646,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016			1,410,000	1,484,025

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. notes 7 3/4s, 2016		EUR	2,660,000	3,490,071

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			$885,000	958,013

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			885,000	915,975

Ryerson, Inc. company guaranty sr. notes 12s, 2015			3,661,000	3,679,305

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			2,190,000	2,376,150

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			1,830,000	1,976,400

Terex Corp. sr. unsec. sub. notes 8s, 2017			808,000	838,300

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			4,057,000	4,148,283

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			1,893,000	2,082,300

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			4,200,000	4,609,500

				67,572,885
Communication services (4.6%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			847,000	880,880

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			800,000	892,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			4,663,000	5,071,013

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,634,000	1,744,295

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,906,000	2,068,010

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			4,006,000	4,316,465

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			3,021,000	2,915,265

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			2,017,000	2,097,680

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			3,103,000	2,823,730

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			3,006,000	2,870,730

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			2,065,000	2,126,950

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			3,740,000	3,969,075

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			950,000	1,018,875

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			3,373,000	3,432,028

Equinix, Inc. sr. unsec. notes 7s, 2021			1,840,000	2,033,200

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			620,000	666,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,405,000	1,510,375

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			4,000,000	4,240,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,949,000	2,070,813

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,202,000	3,482,175

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			4,928,000	5,260,640

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	2,061,068

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			11,200,093	11,564,096

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			2,801,000	2,885,030

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			1,920,000	1,982,400

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	1,560,000	2,104,850

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$1,699,000	1,834,920

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,493,000	1,567,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			515,000	528,519

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			386,000	423,635

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			5,905,000	6,148,581

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			654,000	654,818

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			684,000	684,855

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			3,892,000	4,057,410

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			353,000	319,906

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			1,647,000	1,412,303

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			3,406,000	3,669,965

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,202,000	3,578,235

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	2,520,000	3,552,031

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			$610,000	679,994

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,508,856

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			2,503,000	2,740,785

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			735,000	782,775

Sprint Capital Corp. company guaranty 8 3/4s, 2032			1,134,000	1,031,940

Sprint Capital Corp. company guaranty 6 7/8s, 2028			3,610,000	2,906,050

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			4,280,000	4,387,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			2,886,000	2,763,345

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			4,027,000	4,520,308

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			1,625,000	1,706,250

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	730,000	971,982

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	667,528

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	607,538

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	2,398,000	3,292,614

Unitymedia GmbH 144A sr. sub. notes 9 1/2s, 2021 (Germany)		EUR	665,000	908,882

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	1,855,000	2,464,876

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	1,624,000	2,184,318

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	1,990,000	2,689,465

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	242,000	423,470

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			$730,000	748,890

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	640,000	690,286

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	4,110,000	4,432,932

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$1,135,000	993,125

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	1,262,887	1,070,782

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$710,000	763,250

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			2,884,000	3,143,560

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			780,000	826,800

				154,428,572
Consumer cyclicals (7.4%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			360,000	389,700

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			570,000	450,300

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,005,000	3,414,263

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			3,145,000	2,681,113

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			3,600,000	3,888,000

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,304,000	3,469,200

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			1,520,000	1,558,000

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			1,030,000	1,054,473

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			525,000	525,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,870,000	3,124,713

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			565,000	576,300

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,030,000	988,800

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			956,000	834,110

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			3,635,000	3,071,575

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			600,000	618,000

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			1,185,000	1,262,025

Building Materials Corp. 144A sr. notes 7s, 2020			2,425,000	2,612,938

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			830,000	881,875

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			1,965,000	2,102,550

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			1,865,000	1,976,900

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			3,478,000	2,378,083

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			3,259,000	3,556,384

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			855,000	949,050

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,760,000	2,470,200

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			735,000	769,913

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			3,825,000	3,930,188

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			680,000	737,800

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			4,284,279	4,723,418

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			4,178,000	3,634,860

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			4,829,000	5,263,610

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			685,000	711,544

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	2,472,000	3,308,004

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			$3,470,000	3,270,475

DISH DBS Corp. company guaranty 7 1/8s, 2016			461,000	505,948

DISH DBS Corp. company guaranty 6 5/8s, 2014			3,500,000	3,753,750

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			1,219,000	1,353,090

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			3,413,000	3,686,040

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			3,127,000	3,564,780

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,355,000	3,434,681

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			5,605,000	5,951,849

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			1,480,000	1,643,160

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	2,894,545

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			2,045,000	2,126,800

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)			900,000	1,096,148

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			775,000	897,770

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			2,197,000	2,312,343

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			970,000	1,068,213

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			2,849,000	3,169,513

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			4,588,000	4,702,700

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	3,485,000	4,404,752

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	265,000	342,142

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$655,000	733,600

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			580,000	594,500

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			4,258,000	4,438,965

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,175,000	2,381,625

Limited Brands, Inc. sr. notes 5 5/8s, 2022			855,000	880,650

Lottomatica Group SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	3,337,000	3,574,914

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			$1,000,000	1,032,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			2,075,000	2,398,252

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			1,765,000	141,200

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			1,420,000	1,462,600

MGM Resorts International company guaranty sr. notes 9s, 2020			637,000	707,070

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			915,000	919,575

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			1,481,000	1,525,430

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,120,000	1,139,600

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			1,295,000	1,375,950

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			5,090,325	5,319,390

Navistar International Corp. sr. notes 8 1/4s, 2021			3,313,000	3,180,480

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			1,890,000	1,880,550

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			1,790,000	1,982,425

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,460,150

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			2,240,000	2,189,600

Owens Corning company guaranty sr. unsec. notes 9s, 2019			4,225,000	5,260,125

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			2,466,000	2,731,095

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			1,713,000	1,777,238

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,280,000	1,398,400

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			1,085,000	1,152,813

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			2,900,000	3,153,750

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	5,050,000	6,409,624

QVC Inc. 144A sr. notes 7 1/2s, 2019			$1,890,000	2,097,900

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			4,000,000	3,790,000

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			695,000	679,363

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,500,000	3,850,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			545,000	564,075

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			3,139,000	2,966,355

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			1,225,000	1,246,438

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Germany)		EUR	2,595,000	3,452,274

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			$535,000	567,100

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			1,825,000	1,957,313

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			888,000	963,489

Sears Holdings Corp. company guaranty 6 5/8s, 2018			1,678,000	1,497,615

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			3,360,000	3,796,800

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			1,125,000	1,161,563

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			1,010,000	1,065,550

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			375,000	382,500

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			505,000	496,163

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,265,000	2,358,431

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			2,247,000	2,454,848

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			2,243,000	857,948

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			162,000	118,463

Travelport, LLC 144A sr. notes 6.461s, 2016(PIK)			694,000	530,910

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			1,853,000	1,297,100

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	1,395,000	1,851,839

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$5,495,000	6,278,038

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	270,000	338,418

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			$1,615,000	1,627,113

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			2,324,000	2,486,680

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			1,500,000	1,545,000

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			1,160,000	1,284,700

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			816,000	909,840

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			5,000,000	5,375,000

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			4,720,000	4,802,600

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			3,053,000	3,243,813

				248,188,898
Consumer staples (2.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	16,800,000	9,197,216

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			$1,293,000	1,415,835

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			3,000,000	3,086,250

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			520,000	557,700

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	1,030,000	1,361,547

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			$1,492,000	1,699,015

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			1,484,272	1,634,555

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			3,612,000	3,088,260

Claire's Stores, Inc. 144A sr. notes 9s, 2019			1,705,000	1,724,181

Constellation Brands, Inc. company guaranty sr. unsec. notes 7 1/4s, 2017			2,193,000	2,508,244

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,719,133

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			885,000	951,375

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			4,000,000	4,330,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			560,000	624,400

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,498,000	2,654,125

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,296,000	4,704,120

Dole Food Co. 144A sr. notes 8s, 2016			1,710,000	1,784,813

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	3,348,000	4,076,822

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$2,115,000	2,321,213

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,110,000	1,338,607

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			$800,000	858,000

Hertz Holdings Netherlands BV sr. sec. bonds Ser. REGS, 8 1/2s, 2015 (Netherlands)		EUR	1,000,000	1,360,981

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,129,000	2,897,529

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			$680,000	661,300

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			3,515,000	3,268,950

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			1,183,000	1,215,533

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			725,000	764,875

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			2,730,000	2,989,350

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			4,000,000	4,080,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			1,745,000	1,784,263

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	673,838

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			1,705,000	1,709,263

Service Corporation International sr. notes 7s, 2019			970,000	1,042,750

Service Corporation International sr. notes 7s, 2017			3,136,000	3,488,800

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			3,865,000	4,410,931

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,790,000	2,873,700

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			4,025,000	4,331,947

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,026,000	1,087,560

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,430,000	2,539,350

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			490,000	501,025

				94,317,356
Energy (8.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			605,000	508,200

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,010,000	1,718,550

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			221,000	278,225

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			3,610,000	4,099,431

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			319,000	269,555

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			3,000,000	2,535,000

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			643,000	298,995

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			520,000	543,400

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			1,150,000	1,175,875

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,581,000	4,787,145

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,822,450

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	274,950

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	565,000	684,069

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$5,240,000	5,646,100

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			416,000	404,560

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	1,888,590

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			660,000	646,800

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,403,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	887,040

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	2,355,000	1,948,513

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$1,829,000	1,920,450

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			7,000,000	7,262,500

Continental Resources, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,905,000	1,933,575

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,652,000	5,969,925

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			650,000	640,250

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			3,793,000	4,153,335

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019			765,000	799,425

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			2,650,000	2,746,063

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			5,316,000	4,624,920

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			1,264,000	1,153,400

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			2,205,000	2,083,725

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			2,260,000	2,276,950

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			1,810,000	2,007,942

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,452,800

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			3,305,000	4,087,128

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			740,000	874,081

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 6.51s, 2022 (Russia)			1,090,000	1,208,548

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			8,525,000	9,516,799

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			4,000,000	3,810,000

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			175,000	169,750

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			2,818,000	2,818,000

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	773,000	1,245,634

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			$568,000	286,840

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,042,000	1,015,950

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			450,000	436,500

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			540,000	556,200

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			2,918,000	3,253,570

Laredo Petroleum, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			655,000	681,200

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			813,000	766,253

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,243,500

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,608,218

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,905,000	1,945,481

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			3,295,000	2,504,200

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			3,725,000	3,557,450

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			750,000	783,750

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,065,000

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			1,620,000	1,611,900

Oasis Petroleum, Inc. company guaranty sr. unsec notes 6 7/8s, 2023			1,045,000	1,045,000

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			3,610,000	3,916,850

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			1,425,000	1,546,125

PDC Energy, Inc. company guaranty sr. unsec. notes 12s, 2018			1,465,000	1,567,550

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			6,000,000	6,600,000

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			208,000	210,600

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			6,500,000	7,735,000

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			3,270,000	3,253,650

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			1,575,000	1,914,129

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			3,035,000	3,586,845

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,350,000	1,495,716

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			26,185,000	18,136,255

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)			3,200,000	1,747,168

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			3,000,000	1,647,390

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			5,000,000	3,545,450

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			23,250,000	19,676,708

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			14,010,000	10,695,094

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			13,895,000	11,289,688

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			6,425,000	6,360,750

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,167,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			10,500,000	11,865,000

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)			765,000	938,273

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)			2,790,000	3,599,100

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			2,100,000	2,635,500

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	467,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,710,000	1,665,113

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,640,000	1,779,400

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			790,000	780,125

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,321,000	3,619,890

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			2,885,000	3,029,250

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			4,260,000	4,238,700

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			68,000	67,150

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			6,298,000	6,376,725

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,105,000	1,132,625

SM Energy Co. 144A sr. notes 6 1/2s, 2023			315,000	320,119

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			875,000	882,656

Williams Cos., Inc. (The) notes 7 3/4s, 2031			522,000	647,978

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			690,000	871,420

				274,945,652
Financials (7.2%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			1,231,000	1,084,819

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			1,690,000	1,660,425

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,815,000	1,911,759

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			1,379,000	1,385,895

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	5,008,550

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	8,192,138

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			168,000	161,167

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,476,298

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			4,248,000	4,609,080

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)		BRL	1,745,000	938,312

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			$1,500,000	1,526,250

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			6,730,000	6,895,210

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			1,958,000	1,960,448

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,235,000	1,309,100

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,000,000	1,135,000

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,350,000	1,377,000

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			1,080,000	1,112,400

CIT Group, Inc. 144A bonds 7s, 2017			3,411,048	3,417,444

CIT Group, Inc. 144A bonds 7s, 2016			2,259,000	2,264,648

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,108,588

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,710,000	1,757,025

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			1,137,000	1,225,118

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			2,420,000	2,395,800

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	2,559,375

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	2,881,463

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			2,335,000	2,676,494

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			2,541,000	1,651,650

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. bonds FRB 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,242,378

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			$375,000	382,031

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			270,000	273,713

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			4,000,000	4,250,000

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB unsec. sub. notes FRN 5.01s, 2015 (Russia)			1,695,000	1,639,913

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			345,000	352,763

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			775,000	775,000

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			2,500,000	3,063,880

JPMorgan Chase & Co. 144A sr. unsec. unsub. notes 8s, 2012			76,000,000	1,358,703

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			4,365,000	4,280,882

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2068			935,000	1,136,025

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,140,000	1,148,550

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			1,029,000	1,134,473

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			2,545,000	2,583,175

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			3,375,000	1,991,250

Royal Bank of Scotland Group PLC jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			3,300,000	2,180,383

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			6,575,000	6,939,124

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. notes FRN 6s, 2021 (Russia)			6,000,000	5,913,853

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			2,100,000	2,187,361

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			5,200,000	5,278,000

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,000,000	4,788,720

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,688,427

UBS AG/Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,304,651

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual maturity (Jersey)		EUR	976,000	1,005,974

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	3,060,272

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			9,600,000	10,041,907

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			4,335,000	4,480,959

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	5,031,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			38,586,000	40,467,068

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			50,831,000	52,542,480

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			3,375,000	3,416,783

				242,621,404
Health care (2.2%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			1,901,000	1,958,030

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,059,152

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			$1,876,000	2,003,803

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			1,610,000	1,666,350

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	3,075,000	4,167,583

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			$2,246,000	2,391,990

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,129,084

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$6,000,000	6,030,000

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			2,426,000	2,635,243

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			3,134,000	3,271,113

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			1,880,000	2,044,500

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,675,000	1,746,188

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,481,300

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,523,000	3,778,418

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			1,500,000	1,665,000

HCA, Inc. sr. notes 6 1/2s, 2020			6,000,000	6,510,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			2,650,000	2,875,250

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			3,240,000	3,312,900

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			2,465,000	2,440,350

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			1,985,000	1,796,425

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			1,635,000	1,790,325

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,266,000	1,351,455

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			1,505,000	1,508,763

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			834,910	845,346

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,550,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,683,000	1,927,035

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,265,000	2,389,575

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			2,627,000	2,948,808

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			350,000	353,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			900,000	930,375

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			350,000	364,875

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			238,000	158,270

				72,081,006
Technology (1.8%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			3,373,000	3,710,300

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			75,000	62,250

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			1,786,000	1,477,915

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			2,414,000	2,238,985

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,453,000	1,409,410

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			3,905,000	3,748,800

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			1,024,000	1,044,480

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,239,000	1,393,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			831,000	916,178

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			4,394,000	4,399,493

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			3,865,000	3,951,963

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			502,000	473,135

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			1,255,000	1,255,000

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			820,000	887,650

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,245,000	1,269,900

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			2,477,000	2,662,775

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			4,480,000	4,872,000

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			2,300,000	2,438,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			4,150,000	4,502,750

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			555,000	592,463

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			3,473,000	3,959,220

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			1,985,000	2,195,906

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			4,159,000	4,273,373

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,062,000	2,196,030

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			3,115,000	3,379,775

				59,311,626
Transportation (0.5%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	6,917,000	7,542,638

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$745,000	767,350

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			3,325,000	3,441,375

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			2,470,000	2,679,950

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			1,848,000	1,118,040

				15,549,353
Utilities and power (2.6%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			5,000,000	5,687,500

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			1,960,000	2,180,500

Calpine Corp. 144A sr. notes 7 1/4s, 2017			6,892,000	7,408,900

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			500,000	581,900

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			2,495,000	2,747,796

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			4,274,000	2,863,580

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			654,000	367,875

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,055,000	643,550

Edison Mission Energy sr. unsec. notes 7.2s, 2019			605,000	337,288

Edison Mission Energy sr. unsec. notes 7s, 2017			90,000	50,400

El Paso Corp. sr. unsec. notes 7s, 2017			4,910,000	5,569,688

El Paso Natural Gas Co. debs. 8 5/8s, 2022			2,976,000	3,809,229

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			7,000,000	7,472,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			6,590,000	7,166,625

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			4,506,000	4,945,335

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			3,271,000	3,189,225

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	524,038

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			490,000	532,263

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			2,575,000	3,090,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			10,660,000	12,641,587

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			760,000	805,600

NRG Energy, Inc. company guaranty 7 3/8s, 2017			2,755,000	2,865,200

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			6,000,000	6,060,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,370,000	1,529,372

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			520,000	651,072

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,440,000	982,800

Vattenfall AB jr. unsec. sub. bonds FRB 5 1/4s, perpetual maturity (Sweden)		EUR	819,000	1,051,338

				85,755,161

Total corporate bonds and notes (cost $1,361,855,210)				$1,379,749,932

MORTGAGE-BACKED SECURITIES (30.7%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$13,618,159	$1,659,713

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			$1,170,000	865,800
Ser. 01-1, Class K, 6 1/8s, 2036			2,477,270	286,905
Ser. 07-5, Class XW, IO, 0.58s, 2051			215,380,304	3,130,337

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046			180,379,001	7,440,634
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047			426,985,466	17,762,595
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			466,461,188	11,894,760
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			484,092,609	12,344,362

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038			5,354,000	4,604,724
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,429,355
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	6,533,198
Ser. 05-PWR9, Class AJ, 4.985s, 2042(F)			4,207,000	3,931,969

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			82,622,486	2,164,709
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047			51,685,543	1,100,902
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046			107,957,358	2,051,190
FRB Ser. 07-AR5, Class 2A2, 0.475s, 2037			10,719,066	3,215,720
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			57,060,055	804,547

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR1, Class A2, 0.405s, 2037			44,551,990	24,058,075

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.096s, 2044			139,501,290	550,321

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	2,491,896	3,278,256
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	705,805	983,804

Countrywide Alternative Loan Trust
Ser. 06-0A19, Class XP, IO, 2.588s, 2047			$128,211,678	8,974,817
FRB Ser. 05-38, Class A1, 1.647s, 2035			7,177,271	4,521,681
FRB Ser. 05-62, Class 2A1, 1.147s, 2035			10,865,542	6,356,342
FRB Ser. 05-38, Class A3, 0.595s, 2035			11,553,959	6,845,721
FRB Ser. 07-AL1, Class A1, 0.495s, 2037			23,159,883	9,611,351
FRB Ser. 06-OA16, Class A1C, 0.435s, 2046			13,906,682	10,847,212
FRB Ser. 06-OA8, Class 1A1, 0.435s, 2046			19,437,181	11,079,193
FRB Ser. 06-OA21, Class A1, 0.434s, 2047			16,038,378	8,259,765
FRB Ser. 06-OA12, Class A1B, 0.434s, 2046			37,319,845	17,913,526
FRB Ser. 07-OA4, Class A1, 0.415s, 2047			25,041,422	15,337,871
FRB Ser. 06-OC8, Class 2A2B, 0.415s, 2036			36,265,148	19,401,854
FRB Ser. 07-OA7, Class A1B, 0.385s, 2047			10,882,843	6,116,702
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047			15,570,912	9,965,384
FRB Ser. 06-OC8, Class 2A2A, 0.365s, 2036			27,020,440	13,892,559
FRB Ser. 06-HY11, Class A1, 0.365s, 2036			27,923,583	15,218,353

Countrywide Home Loans
FRB Ser. 07-HYB2, Class 3A1, 2.882s, 2047			12,922,293	6,751,898
FRB Ser. 05-HY10, Class 3A1B, 2.718s, 2036			20,855,481	12,917,363
FRB Ser. 06-OA4, Class A1, 1.107s, 2046			12,808,127	5,827,698
FRB Ser. 05-3, Class 1A2, 0.535s, 2035			7,218,878	4,674,224
FRB Ser. 06-OA4, Class A2, 0.515s, 2046			8,975,309	3,926,698
FRB Ser. 06-OA5, Class 2A1, 0.445s, 2046			7,696,170	4,014,034

Credit Suisse Mortgage Capital Certificates FRB Ser. 06-C1, Class AJ, 5.593s, 2039			4,637,000	4,349,506

CS First Boston Mortgage Securities Corp. Ser. 05-C6, Class AJ, 5.23s, 2040(F)			8,083,000	7,935,682

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			2,574,143	128,707

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-OA1, Class A1, 0.445s, 2047			11,203,997	6,386,278

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			2,235,111	2,179,233

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.863s, 2014 (United Kingdom)		GBP	142,886	221,543

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.633s, 2032			$1,282,096	2,046,128
IFB Ser. 3408, Class EK, 24.82s, 2037			832,404	1,355,561
IFB Ser. 2979, Class AS, 23.387s, 2034			474,994	647,483
IFB Ser. 3727, Class PS, IO, 6.458s, 2038			31,056,382	3,494,902
IFB Ser. 3895, Class SM, IO, 6.408s, 2040			17,203,087	2,547,742
IFB Ser. 4048, Class GS, IO, 6.408s, 2040			20,527,600	4,235,254
IFB Ser. 3861, Class PS, IO, 6.358s, 2037			17,642,836	2,876,312
IFB Ser. 4032, Class SA, IO, 6.258s, 2042			26,650,862	3,788,541
IFB Ser. 3780, Class PS, IO, 6.208s, 2035			22,026,493	2,560,580
IFB Ser. 3852, Class TB, 5.758s, 2041			44,939,019	48,270,349
IFB Ser. 3768, Class PS, IO, 5.758s, 2036			27,135,167	2,848,360
IFB Ser. 3753, Class S, IO, 5.708s, 2040			9,627,613	1,681,824
Ser. 3687, Class CI, IO, 5s, 2038			27,741,846	3,893,845
Ser. 3632, Class CI, IO, 5s, 2038			9,626,742	687,349
Ser. 3626, Class DI, IO, 5s, 2037			6,127,164	251,765
Ser. 4000, Class PI, IO, 4 1/2s, 2042			55,917,133	7,610,322
Ser. 4024, Class PI, IO, 4 1/2s, 2041			76,191,417	11,523,952
Ser. 3747, Class HI, IO, 4 1/2s, 2037			9,848,188	1,045,824
Ser. 3738, Class MI, IO, 4s, 2034			85,860,923	5,978,663
Ser. 3748, Class NI, IO, 4s, 2034			32,079,512	2,413,663
Ser. 3736, Class QI, IO, 4s, 2034			83,011,889	3,851,752
Ser. 3740, Class KI, IO, 4s, 2033			42,124,485	1,300,804
Ser. T-56, Class A, IO, 0.524s, 2043			311,055	5,273
Ser. T-56, Class 3, IO, 0.478s, 2043			10,625,988	139,466
Ser. T-57, Class 1AX, IO, 0.423s, 2043			20,750,319	256,831
Ser. T-56, Class 1, IO, 0.296s, 2043			370,227	2,777
Ser. T-56, Class 2, IO, 0.127s, 2043			340,871	1,065
Ser. 3314, PO, zero %, 2036			371,633	350,097
Ser. 3124, Class DO, PO, zero %, 2036			29,033	26,873
Ser. 2947, Class AO, PO, zero %, 2035			55	55
Ser. 1208, Class F, PO, zero %, 2022			149,192	138,146
FRB Ser. 3326, Class WF, zero %, 2035			331,027	304,545
FRB Ser. 3030, Class EF, zero %, 2035			38,627	38,433
FRB Ser. 3007, Class LU, zero %, 2035			12,484	10,861

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.667s, 2036			1,829,764	3,093,435
IFB Ser. 05-45, Class DA, 23.521s, 2035			3,723,724	6,101,091
IFB Ser. 05-83, Class QP, 16.756s, 2034			606,056	830,297
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			109,848	19,682
IFB Ser. 12-66, Class HS, IO, 6.455s, 2041			16,097,392	3,499,412
IFB Ser. 12-2, Class PS, IO, 6.305s, 2041			8,641,352	1,820,085
IFB Ser. 10-46, Class WS, IO, 5.505s, 2040			73,290,192	8,969,254
Ser. 399, Class 2, IO, 5 1/2s, 2039			354,313	40,026
Ser. 374, Class 6, IO, 5 1/2s, 2036			12,251,992	1,573,523
Ser. 398, Class C5, IO, 5s, 2039			9,414,409	823,761
Ser. 10-13, Class EI, IO, 5s, 2038			6,146,050	312,232
Ser. 378, Class 19, IO, 5s, 2035			10,839,427	1,246,534
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			43,122,838	7,503,805
Ser. 404, Class 2, IO, 4 1/2s, 2040			650,621	87,910
Ser. 366, Class 22, IO, 4 1/2s, 2035			9,043,584	717,970
Ser. 406, Class 2, IO, 4s, 2041			62,891,448	8,471,478
Ser. 406, Class 1, IO, 4s, 2041			40,918,184	5,830,841
Ser. 409, Class C16, IO, 4s, 2040			42,815,598	5,762,033
Ser. 405, Class 2, IO, 4s, 2040			703,519	97,177
Ser. 03-W10, Class 1, IO, 1.426s, 2043			10,775,831	498,803
Ser. 00-T6, IO, 0.763s, 2030			10,566,637	188,218
Ser. 01-T1, Class 1, IO, 0.748s, 2040			1,259,983	23,940
Ser. 01-50, Class B1, IO, 0.411s, 2041			565,610	6,363
Ser. 02-W8, Class 1, IO, 0.338s, 2042			15,169,226	170,654
Ser. 99-51, Class N, PO, zero %, 2029			173,806	166,774

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.081s, 2020(F)			15,640,750	337,889

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	1,595,556

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.481s, 2044(F)			4,682,000	3,814,430

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			6,634	5,949

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.827s, 2041			93,327,932	104,066,243
IFB Ser. 10-142, Class SA, IO, 6.456s, 2039			38,043,609	5,070,500
IFB Ser. 10-151, Class SL, IO, 6.456s, 2039			28,273,342	4,666,232
IFB Ser. 10-163, Class SI, IO, 6.387s, 2037			33,283,804	5,367,013
IFB Ser. 10-47, Class HS, IO, 6.356s, 2039			15,714,171	2,408,354
IFB Ser. 11-79, Class AS, IO, 5.866s, 2037			39,300,102	3,867,958
IFB Ser. 10-116, Class SL, IO, 5.806s, 2039			27,432,469	4,303,606
IFB Ser. 11-70, Class SM, IO, 5.647s, 2041			32,221,000	9,193,618
IFB Ser. 11-70, Class SH, IO, 5.647s, 2041			33,097,000	9,534,915
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			31,843,909	3,532,445
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			31,949,843	4,122,169
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			41,106,152	5,379,973
Ser. 12-8, Class PI, IO, 4s, 2041			15,268,550	2,526,945
Ser. 11-116, Class BI, IO, 4s, 2026			25,967,524	2,857,466
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			29,933,657	4,986,648
Ser. 12-H02, Class AI, IO, 1.765s, 2062			28,644,252	2,121,393
Ser. 12-H04, Class FI, IO, 0.938s, 2062			75,939,074	3,512,182
Ser. 11-70, PO, zero %, 2041			73,779,297	59,541,368
Ser. 06-36, Class OD, PO, zero %, 2036			56,036	52,193
Ser. 06-64, PO, zero %, 2034			190,384	185,601
Ser. 99-31, Class MP, PO, zero %, 2029			14,101	13,222

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			56,685,409	2,142,708

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			6,902,000	6,255,303

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.321s, 2039			391,157,467	7,079,950

GSR Mortgage Loan Trust FRB Ser. 06-OA1, Class 3A1, 2.64s, 2046			18,337,582	9,168,791

Harborview Mortgage Loan Trust
FRB Ser. 05-8, Class 1A2B, 0.603s, 2035			7,184,615	1,656,952
FRB Ser. 05-16, Class 3A1A, 0.493s, 2036			26,164,898	14,259,869
FRB Ser. 05-3, Class 2A1A, 0.483s, 2035			7,165,871	4,747,389
FRB Ser. 06-7, Class 2A1A, 0.443s, 2046			29,009,177	16,897,846

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.425s, 2037			27,814,888	14,880,965

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35, Class 2A1A, 0.415s, 2037			15,666,214	8,328,175

JPMorgan Alternative Loan Trust
FRB Ser. 06-A7, Class 1A1, 0.405s, 2036			23,569,977	11,136,814
FRB Ser. 06-A6, Class 1A1, 0.405s, 2036			12,053,407	6,539,781

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 05-CB12, Class AJ, 4.987s, 2037			10,643,000	10,553,067
FRB Ser. 04-C3, Class C, 4.981s, 2042			4,777,000	4,498,740

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.212s, 2051			275,429,747	2,758,704

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			8,260,023	8,218,723
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,708,922

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, zero %, 2047			40,562,364	1,166,168

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.529s, 2028(F)			995,164	22,886

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050			260,000	268,311
FRB Ser. 07-C1, Class A2, 5.937s, 2050			1,696,036	1,695,129
Ser. 05-LC1, Class AJ, 5.505s, 2044(F)			5,677,000	5,497,042
Ser. 05-CKI1, Class AJ, 5.39s, 2037(F)			11,649,000	10,889,096
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	3,830,275

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.361s, 2049			1,465,395	1,450,741

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.991s, 2037			5,097,380	382,304
Ser. 07-C5, Class X, IO, 5.186s, 2049			9,441,310	708,098

Morgan Stanley Capital I Ser. 07-IQ14, Class A2, 5.61s, 2049			58,411	60,436

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039(F)			13,869,752	12,026,032

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.989s, 2012			3,620	1

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			1,590,000	1,590,000

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 1/2s, 2047			163,200,147	3,329,283

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			111,256,561	4,105,367
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			38,988,403	838,251
FRB Ser. 06-AR3, Class 12A1, 0.465s, 2036			16,979,402	8,404,804
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036			21,622,024	11,283,994
Ser. 06-AR8, Class X, IO, 0.4s, 2036			169,335,074	2,269,090

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			119,423,598	21,496,248

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C20, Class B, 5.417s, 2042			18,287,522	17,609,969
Ser. 07-C34, IO, 0.544s, 2046			77,938,893	1,200,259

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR17, Class A1C3, 0.725s, 2045			8,558,030	3,792,277
FRB Ser. 05-AR15, Class A1C3, 0.725s, 2045			9,056,476	3,486,743
FRB Ser. 05-AR13, Class A1B2, 0.675s, 2045			9,810,851	6,965,704
FRB Ser. 05-AR2, Class 2A1B, 0.615s, 2045			5,549,223	4,175,791

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 06-AR11, Class 1A, 1.118s, 2046			5,413,953	3,492,000
FRB Ser. 06-AR9, Class 2A, 0.992s, 2046			14,703,793	5,881,517
FRB Ser. 07-OA1, Class A1A, 0.847s, 2047			5,520,634	3,326,181

Total mortgage-backed securities (cost $982,688,625)				$1,027,928,330

PURCHASED OPTIONS OUTSTANDING (15.7%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		$34,889,000	$1,016,665

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		34,889,000	942,003

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		34,889,000	849,896

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		200,152,183	29,178,185

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		200,152,183	200

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		166,793,488	26,673,615

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		166,793,488	24,183,388

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		166,793,488	167

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		166,793,488	167

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		66,717,391	10,613,403

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		66,717,391	67

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		166,793,488	27,013,873

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		166,793,488	167

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		153,900,511	28,725,992

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		153,900,511	3,146,188

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	61,250

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		147,954,000	4,338,011

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		20,642,000	3,143,570

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		20,642,000	547,426

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		256,698,000	46,303,185

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		256,698,000	5,472,801

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		153,027,000	22,374,078

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		153,027,000	3,381,897

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		74,761,000	2,758,681

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		74,761,000	2,597,945

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		206,683,000	3,730,628

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		74,761,000	2,433,471

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	61,250

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		147,954,000	4,338,011

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		74,761,000	2,314,601

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		88,935,500	32,461,458

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		88,935,500	3,112,743

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		88,935,500	33,884,426

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		88,935,500	2,934,872

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		64,593,000	2,778,791

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		34,889,000	1,175,062

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		64,593,000	2,666,399

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		34,889,000	1,105,284

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		64,593,000	2,542,380

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	61,250

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		110,751,000	10,178,017

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		110,751,000	1,475,203

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		252,259,000	29,357,902

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		252,259,000	2,404,028

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		237,217,000	27,519,544

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		237,217,000	2,258,306

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		28,756,000	541,763

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		28,756,000	523,072

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		9,170,000	431,999

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		9,170,000	77,762

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		64,593,000	3,243,215

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		28,574,000	2,690,242

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		28,574,000	718,636

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		28,756,000	494,316

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		28,756,000	464,409

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		9,170,000	417,235

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		9,170,000	61,072

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		64,593,000	3,136,636

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		28,756,000	433,640

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		64,593,000	3,007,450

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		9,170,000	399,812

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		9,170,000	43,466

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		9,170,000	386,332

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		9,170,000	29,069

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		28,574,000	2,281,920

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		28,574,000	310,599

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		9,170,000	370,010

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		9,170,000	13,113

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		30,513,000	1,097,858

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	61,250

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		9,170,000	359,372

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		9,170,000	550

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		147,954,000	4,487,445

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		46,213,000	1,142,385

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		110,751,000	10,100,491

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		110,751,000	1,375,527

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		219,811,000	1,657,375

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		237,217,000	27,400,936

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		237,217,000	2,082,765

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		10,878,400	1,054,008

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		10,878,400	326

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		93,911,146	15,245,535

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		93,911,146	94

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		167,402,762	26,407,786

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		167,402,762	167

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		28,756,000	61,250

Total purchased options outstanding (cost $402,985,630)				$524,727,334

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.3%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$19,995,000	$13,596,600

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			3,495,000	3,082,752

Argentina (Republic of) sr. unsec. bonds FRB 0.739s, 2013			10,393,000	1,143,230

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			94,368,000	72,804,912

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			5,388,691	3,462,234

Brazil (Federal Republic of) unsec. notes 10s, 2017			7,250	3,878,319

Brazil (Federal Republic of) unsub. notes 10s, 2014			20,095	10,755,963

Chile (Republic of) notes 5 1/2s, 2020		CLP	1,856,500,000	3,940,748

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$3,725,000	3,645,695

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			2,095,000	2,084,332

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	286,400,000	4,967,208

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$9,340,000	10,360,302

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			333,000	323,851

Indonesia (Republic of) 144A notes 5 1/4s, 2042			6,875,000	7,192,969

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019			2,560,000	3,740,365

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			450,000	490,500

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038			1,875,000	2,578,125

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			1,310,000	1,401,582

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			3,255,000	3,928,720

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	123,450,000	3,652,012

Iraq (Republic of) 144A bonds 5.8s, 2028			$2,905,000	2,353,050

Peru (Republic of) bonds 6.95s, 2031		PEN	22,150,000	9,610,964

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030			$823,394	967,867

Russia (Federation of) 144A sr. notes 5 5/8s, 2042			1,200,000	1,261,500

Sri Lanka (Republic of) 144A notes 7.4s, 2015			1,300,000	1,388,361

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021			6,800,000	7,285,588

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			10,015,000	11,658,962

Turkey (Republic of) unsec. notes 6 3/4s, 2040			5,080,000	5,788,355

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			2,700,000	2,254,500

Ukraine (Government of) 144A bonds 7 3/4s, 2020			9,780,000	8,860,680

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			10,415,000	9,385,998

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			14,610,000	14,354,325

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027			3,600,000	2,818,368

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			4,150,000	4,238,852

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			4,935,000	4,951,680

Total foreign government and agency bonds and notes (cost $256,216,603)				$244,209,469

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$1,154,155	$1,308,703
3 1/2s, TBA, July 1, 2042			50,000,000	53,437,500

				54,746,203
U.S. Government Agency Mortgage Obligations (4.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2042			27,000,000	28,318,359

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, July 1, 2042			105,000,000	110,348,438
3s, TBA, July 1, 2042			23,000,000	23,583,984

				162,250,781

Total U.S. government and agency mortgage obligations (cost $215,793,672)				$216,996,984

U.S. TREASURY OBLIGATIONS (1.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds 4.500%, August 15, 2039(i)			$11,087,000	$15,233,649

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2040(i)			641,713	916,803

U.S. Treasury Inflation Protected Securities 2.000%, January 15, 2014(i)			4,053,232	4,248,841

U.S. Treasury Inflation Protected Securities 1.875%, July 15, 2019(i)			229,459	276,643

U.S. Treasury Inflation Protected Securities 1.875%, July 15, 2013(i)			2,521,021	2,604,542

U.S. Treasury Inflation Protected Securities 1.125%, January 15, 2021(i)			8,650,608	10,012,127

U.S. Treasury Inflation Protected Securities 0.125%, April 15, 2017(i)			380,775	402,308

U.S. Treasury Notes 1.250%, October 31, 2015(i)			4,855,000	4,986,036

U.S. Treasury Notes 0.125%, December 31, 2013(i)			2,817,000	2,809,535

Total U.S. treasury obligations (cost $41,490,484)				$41,490,484

ASSET-BACKED SECURITIES (2.8%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.12s, 2034			$265,627	$78,511

Countrywide Asset Backed Certificates FRB Ser. 07-1, Class 2A2, 0.345s, 2037			26,340,502	24,299,113

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			3,936,546	161,398

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF18, Class A2B, 0.355s, 2037			14,799,606	8,139,783

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043		EUR	7,263,000	7,077,317
FRB Ser. 03-2, Class 3C, 3.52s, 2043		GBP	2,706,624	3,264,016

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$73,103	71,336

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025			71,354	63,847

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.245s, 2037			614,000	521,900

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.245s, 2030 (Cayman Islands)			2,622,218	1,284,887

HSI Asset Securitization Corp. Trust FRB Ser. 07-NC1, Class A1, 0.345s, 2037			11,986,888	8,690,494

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3, Class A2B, 3/8s, 2037			12,600,457	7,396,468

Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2D, 0.575s, 2037			12,178,197	3,653,459
FRB Ser. 07-HE2, Class A2B, 0.455s, 2037			25,579,246	8,185,359
FRB Ser. 07-HE1, Class A2A, 3/8s, 2037			36,601,376	10,980,370
FRB Ser. 06-HE5, Class A2B, 0.355s, 2037			15,012,589	8,256,924

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.445s, 2034			330,746	96,794

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)			2,649,208	435,744

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.467s, 2038			2,016,779	1,492,417

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			810,435	123,591

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			4,106,383	410,638

Total asset-backed securities (cost $93,312,258)				$94,684,366

SENIOR LOANS (1.8%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Momentive Performance Materials, Inc. bank term loan FRN Ser. B1, 3 3/4s, 2015			$752,145	$717,829

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,254,125	1,221,727

				1,939,556
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			885,000	882,788

				882,788
Communication services (0.1%)

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.72s, 2016			1,306,290	1,293,045

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)			1,987,780	1,935,104

Level 3 Financing, Inc. bank term loan FRN 2.652s, 2014			161,000	157,579

				3,385,728
Consumer cyclicals (0.8%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			1,401,345	1,392,587

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			7,079,181	6,256,226

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			3,161,438	3,125,872

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			1,948,237	1,800,496

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016			4,921,601	3,905,753

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.49s, 2014			871,401	270,679

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			2,034,039	631,823

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			758,970	235,755

Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s, 2014(PIK)			402,194	380,744

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3 1/4s, 2014(PIK)			228,940	216,730

Goodman Global, Inc. bank term loan FRN 9s, 2017			1,602,364	1,620,390

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			222,762	222,205

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013			226,552	226,552

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			2,362,808	2,331,290

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			62,960	27,450

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016			1,674,366	1,573,904

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.795s, 2014			1,064,523	1,049,886

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.74s, 2014			105,565	104,114

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			1,020,833	960,859

				26,333,315
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			1,457,264	1,379,764

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			1,442,933	1,418,133

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			2,259,338	2,262,162

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			2,590,405	2,571,440

Rite Aid Corp. bank term loan FRN Ser. B, 1.994s, 2014			411,157	401,264

West Corp. bank term loan FRN Ser. B2, 2.653s, 2013			67,761	67,506

West Corp. bank term loan FRN Ser. B5, 4.489s, 2016			163,938	162,586

				8,262,855
Energy (0.1%)

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			1,580,000	1,564,941

EP Energy, LLC bank term loan FRN 6 1/2s, 2018			590,000	594,278

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			2,046,065	1,864,761

				4,023,980
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			2,505,000	2,354,252

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2017			506,705	507,022

				2,861,274
Health care (0.3%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			1,642,766	1,630,445

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,337,112	2,308,630

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			2,888,413	2,834,255

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,583,889	1,558,811

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)			610,000	611,525

				8,943,666
Technology (—%)

First Data Corp. bank term loan FRN 4.24s, 2018			574,435	526,595

First Data Corp. bank term loan FRN Ser. B3, 2.99s, 2014			61,131	58,543

				585,138
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			4,000,000	2,385,384

				2,385,384

Total senior loans (cost $64,465,139)				$59,603,684

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$1,064,000	$1,478,960

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			2,883,000	2,504,606

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,045,000	1,092,025

Total convertible bonds and notes (cost $4,985,743)				$5,075,591

SHORT-TERM INVESTMENTS (11.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)			25,335,048	$25,335,048

SSgA Prime Money Market Fund 0.09%(P)			78,113,798	78,113,798

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, September 21, 2012			$42,650,000	42,631,093

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, August 22, 2012			50,000,000	49,987,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.148%, July 9, 2012			9,000,000	8,999,700

U.S. Treasury Bills with an effective yield of zero %, November 15, 2012(i)			1,723,000	1,722,139

U.S. Treasury Bills with effective yields ranging from 0.090% to 0.105%, November 15, 2012(SEG)(SEGSF)			148,479,000	148,415,896

U.S. Treasury Bills with effective yields ranging from 0.087% to 0.100%, October 18, 2012(SEGSF)			21,011,000	21,004,382

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.091%, July 26, 2012(SEG)(SEGSF)			16,539,000	16,538,066

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.060%, August 23, 2012(SEGSF)			4,678,000	4,677,591

Total short-term investments (cost $397,431,300)				$397,424,713

TOTAL INVESTMENTS

Total investments (cost $3,821,224,664)(b)				$3,991,890,887

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $10,821,682,597) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Sell	7/18/12	$11,329,430	$11,119,689	$(209,741)
	Japanese Yen	Sell	7/18/12	10,480,372	10,691,601	211,229
	Swiss Franc	Buy	7/18/12	7,881,742	7,772,835	108,907
Barclays Bank PLC
	Australian Dollar	Buy	7/18/12	56,110,311	55,064,487	1,045,824
	Australian Dollar	Sell	7/18/12	56,110,311	54,140,709	(1,969,602)
	Australian Dollar	Buy	8/16/12	25,622,219	25,176,061	446,158
	Brazilian Real	Buy	7/18/12	10,791,799	10,560,375	231,424
	Brazilian Real	Sell	7/18/12	10,791,799	10,503,233	(288,566)
	Brazilian Real	Sell	8/16/12	3,073,182	3,066,683	(6,499)
	British Pound	Buy	7/18/12	25,568,035	25,373,053	194,982
	British Pound	Sell	7/18/12	25,568,035	25,364,647	(203,388)
	British Pound	Buy	8/16/12	511,917	507,241	4,676
	Canadian Dollar	Buy	7/18/12	51,635,950	50,903,181	732,769
	Canadian Dollar	Sell	7/18/12	51,635,950	50,849,477	(786,473)
	Canadian Dollar	Sell	8/16/12	1,441,978	1,424,431	(17,547)
	Chilean Peso	Buy	7/18/12	23,347,557	23,059,097	288,460
	Chilean Peso	Sell	7/18/12	23,347,557	22,892,991	(454,566)
	Chilean Peso	Buy	8/16/12	4,924,410	4,924,247	163
	Czech Koruna	Buy	7/18/12	34,279,872	33,673,716	606,156
	Czech Koruna	Sell	7/18/12	34,279,872	33,468,885	(810,987)
	Czech Koruna	Sell	8/16/12	9,731,458	9,755,874	24,416
	Euro	Buy	7/18/12	90,308,752	88,977,461	1,331,291
	Euro	Sell	7/18/12	90,308,752	89,687,886	(620,866)
	Euro	Sell	8/16/12	38,625,041	37,952,485	(672,556)
	Hungarian Forint	Buy	7/18/12	8,368,888	7,988,533	380,355
	Hungarian Forint	Sell	7/18/12	8,368,888	7,589,568	(779,320)
	Japanese Yen	Buy	7/18/12	54,317,702	55,215,440	(897,738)
	Japanese Yen	Sell	7/18/12	54,317,702	55,446,429	1,128,727
	Japanese Yen	Sell	8/16/12	18,254,165	18,381,653	127,488
	Malaysian Ringgit	Buy	7/18/12	73,520	72,972	548
	Mexican Peso	Buy	7/18/12	9,312,189	9,093,012	219,177
	Mexican Peso	Sell	7/18/12	9,312,189	8,859,410	(452,779)
	Mexican Peso	Sell	8/16/12	72,719	72,479	(240)
	New Zealand Dollar	Sell	7/18/12	8,973,952	8,567,252	(406,700)
	Norwegian Krone	Buy	7/18/12	40,996,390	40,273,322	723,068
	Norwegian Krone	Sell	7/18/12	40,996,390	39,979,271	(1,017,119)
	Norwegian Krone	Sell	8/16/12	2,208,809	2,495,053	286,244
	Singapore Dollar	Sell	7/18/12	10,117,664	9,988,806	(128,858)
	South African Rand	Buy	7/18/12	16,177,289	15,872,490	304,799
	South African Rand	Sell	7/18/12	16,177,289	15,257,648	(919,641)
	South Korean Won	Buy	7/18/12	7,624,052	7,557,055	66,997
	Swedish Krona	Buy	7/18/12	25,405,679	25,117,381	288,298
	Swedish Krona	Sell	7/18/12	25,405,679	24,812,366	(593,313)
	Swedish Krona	Buy	8/16/12	21,096,797	20,677,317	419,480
	Swiss Franc	Buy	7/18/12	12,912,275	12,673,791	238,484
	Swiss Franc	Sell	7/18/12	12,912,275	12,743,925	(168,350)
	Swiss Franc	Sell	8/16/12	12,921,466	12,685,601	(235,865)
	Taiwan Dollar	Buy	7/18/12	3,126,893	3,205,525	(78,632)
	Turkish Lira	Buy	7/18/12	24,560,323	24,470,357	89,966
	Turkish Lira	Sell	7/18/12	24,560,323	24,453,605	(106,718)
	Turkish Lira	Sell	8/16/12	7,201,008	7,230,317	29,309
Citibank, N.A.
	Australian Dollar	Buy	7/18/12	41,876,893	41,129,935	746,958
	Australian Dollar	Sell	7/18/12	41,876,893	39,759,962	(2,116,931)
	Australian Dollar	Sell	8/16/12	11,780,823	11,567,131	(213,692)
	Brazilian Real	Buy	7/18/12	11,150,164	10,983,799	166,365
	Brazilian Real	Sell	7/18/12	11,150,164	11,006,176	(143,988)
	Brazilian Real	Buy	8/16/12	3,357,111	3,358,282	(1,171)
	Canadian Dollar	Buy	7/18/12	25,770,353	25,406,677	363,676
	Canadian Dollar	Sell	7/18/12	25,770,353	25,488,147	(282,206)
	Canadian Dollar	Sell	8/16/12	20,701,774	20,440,950	(260,824)
	Czech Koruna	Buy	7/18/12	19,360,899	19,167,817	193,082
	Czech Koruna	Sell	7/18/12	19,360,899	19,064,844	(296,055)
	Czech Koruna	Sell	8/16/12	11,346,606	11,388,830	42,224
	Euro	Buy	7/18/12	51,965,024	51,040,479	924,545
	Euro	Sell	7/18/12	51,965,024	51,795,327	(169,697)
	Euro	Sell	8/16/12	51,866,852	50,942,420	(924,432)
	Mexican Peso	Buy	7/18/12	8,123,863	7,711,483	412,380
	Mexican Peso	Sell	7/18/12	8,123,863	7,751,488	(372,375)
	Mexican Peso	Sell	8/16/12	1,618,770	1,623,265	4,495
	Norwegian Krone	Buy	7/18/12	55,831	54,445	1,386
	Norwegian Krone	Sell	7/18/12	55,831	54,768	(1,063)
	Norwegian Krone	Buy	8/16/12	55,773	54,714	1,059
	Singapore Dollar	Sell	7/18/12	9,957,491	9,881,327	(76,164)
	South African Rand	Buy	7/18/12	16,177,277	15,983,268	194,009
	South African Rand	Sell	7/18/12	16,177,277	15,260,798	(916,479)
	South Korean Won	Buy	7/18/12	7,198,476	7,099,775	98,701
	Swedish Krona	Buy	7/18/12	1,118,809	1,091,966	26,843
	Swedish Krona	Sell	7/18/12	1,118,809	1,074,769	(44,040)
	Taiwan Dollar	Sell	7/18/12	7,600,554	7,588,390	(12,164)
	Turkish Lira	Buy	7/18/12	14,316,300	13,919,274	397,026
	Turkish Lira	Sell	7/18/12	14,316,300	14,061,686	(254,614)
	Turkish Lira	Buy	8/16/12	6,328,870	6,365,128	(36,258)
Credit Suisse AG
	Australian Dollar	Buy	7/18/12	69,006,586	67,367,363	1,639,223
	Australian Dollar	Sell	7/18/12	69,006,586	66,323,371	(2,683,215)
	Australian Dollar	Buy	8/16/12	18,555,357	18,215,505	339,852
	Brazilian Real	Buy	7/18/12	9,268,114	8,995,913	272,201
	Brazilian Real	Sell	7/18/12	9,268,114	9,124,549	(143,565)
	Brazilian Real	Buy	8/16/12	1,485,486	1,480,958	4,528
	British Pound	Buy	7/18/12	29,935,242	29,699,420	235,822
	British Pound	Sell	7/18/12	29,935,242	29,965,978	30,736
	British Pound	Sell	8/16/12	2,114,535	2,094,585	(19,950)
	Canadian Dollar	Buy	7/18/12	25,475,488	25,151,230	324,258
	Canadian Dollar	Sell	7/18/12	25,475,488	25,247,020	(228,468)
	Canadian Dollar	Sell	8/16/12	41,982,498	41,642,255	(340,243)
	Chilean Peso	Buy	7/18/12	38,749,638	38,289,039	460,599
	Chilean Peso	Sell	7/18/12	38,749,638	38,093,671	(655,967)
	Chilean Peso	Buy	8/16/12	5,074,638	5,104,761	(30,123)
	Czech Koruna	Buy	7/18/12	23,051,391	22,849,579	201,812
	Czech Koruna	Sell	7/18/12	23,051,391	22,657,505	(393,886)
	Czech Koruna	Sell	8/16/12	15,036,786	15,069,794	33,008
	Euro	Buy	7/18/12	112,343,578	110,522,654	1,820,924
	Euro	Sell	7/18/12	112,343,578	111,798,194	(545,384)
	Euro	Sell	8/16/12	50,668,345	49,800,895	(867,450)
	Hungarian Forint	Buy	7/18/12	15,916,196	15,362,330	553,866
	Hungarian Forint	Sell	7/18/12	15,916,196	15,080,024	(836,172)
	Hungarian Forint	Buy	8/16/12	4,004,973	4,019,485	(14,512)
	Japanese Yen	Buy	7/18/12	9,862,010	10,066,365	(204,355)
	Japanese Yen	Sell	7/18/12	9,862,010	9,922,664	60,654
	Japanese Yen	Buy	8/16/12	9,478,391	9,540,740	(62,349)
	Mexican Peso	Buy	7/18/12	15,898,756	15,382,894	515,862
	Mexican Peso	Sell	7/18/12	15,898,756	15,230,785	(667,971)
	Mexican Peso	Sell	8/16/12	5,264,427	5,279,463	15,036
	New Zealand Dollar	Sell	7/18/12	15,868,865	15,316,547	(552,318)
	Norwegian Krone	Buy	7/18/12	52,264,865	51,270,472	994,393
	Norwegian Krone	Sell	7/18/12	52,264,865	51,059,570	(1,205,295)
	Norwegian Krone	Sell	8/16/12	3,655,389	3,586,969	(68,420)
	Philippines Peso	Buy	7/18/12	8,103,577	7,892,916	210,661
	Polish Zloty	Buy	7/18/12	12,908,424	12,881,239	27,185
	Polish Zloty	Sell	7/18/12	12,908,424	12,585,345	(323,079)
	Polish Zloty	Sell	8/16/12	5,625,167	5,594,976	(30,191)
	Singapore Dollar	Buy	7/18/12	2,090,144	2,100,453	(10,309)
	South African Rand	Buy	7/18/12	15,956,990	15,770,732	186,258
	South African Rand	Sell	7/18/12	15,956,990	15,302,005	(654,985)
	South Korean Won	Buy	7/18/12	7,446,039	7,360,667	85,372
	Swedish Krona	Buy	7/18/12	52,213,583	51,123,442	1,090,141
	Swedish Krona	Sell	7/18/12	52,213,583	50,625,828	(1,587,755)
	Swedish Krona	Buy	8/16/12	24,486,111	23,994,419	491,692
	Swiss Franc	Buy	7/18/12	2,980,948	2,940,330	40,618
	Swiss Franc	Sell	7/18/12	2,980,948	2,924,620	(56,328)
	Swiss Franc	Buy	8/16/12	2,983,069	2,927,162	55,907
	Taiwan Dollar	Sell	7/18/12	7,600,551	7,590,922	(9,629)
	Turkish Lira	Buy	7/18/12	48,296,803	47,648,289	648,514
	Turkish Lira	Sell	7/18/12	48,296,803	47,465,495	(831,308)
	Turkish Lira	Sell	8/16/12	5,329,474	5,350,577	21,103
Deutsche Bank AG
	Australian Dollar	Buy	7/18/12	25,394,362	25,109,725	284,637
	Australian Dollar	Sell	7/18/12	25,394,362	24,383,768	(1,010,594)
	Australian Dollar	Buy	8/16/12	9,215,604	9,031,445	184,159
	Brazilian Real	Buy	7/18/12	7,774,355	7,678,924	95,431
	Brazilian Real	Sell	7/18/12	7,774,355	7,633,183	(141,172)
	British Pound	Buy	7/18/12	24,269,587	23,818,735	450,852
	British Pound	Sell	7/18/12	24,269,587	24,098,458	(171,129)
	British Pound	Buy	8/16/12	1,343,606	1,331,370	12,236
	Canadian Dollar	Buy	7/18/12	51,635,851	50,887,266	748,585
	Canadian Dollar	Sell	7/18/12	51,635,851	50,854,816	(781,035)
	Canadian Dollar	Sell	8/16/12	18,612,354	18,338,849	(273,505)
	Czech Koruna	Buy	7/18/12	23,076,218	22,883,758	192,460
	Czech Koruna	Sell	7/18/12	23,076,218	22,635,528	(440,690)
	Czech Koruna	Sell	8/16/12	15,061,601	15,105,171	43,570
	Euro	Buy	7/18/12	50,536,739	49,662,515	874,224
	Euro	Sell	7/18/12	50,536,739	50,482,664	(54,075)
	Euro	Sell	8/16/12	50,550,102	49,675,413	(874,689)
	Mexican Peso	Buy	7/18/12	8,019,584	8,029,379	(9,795)
	Mexican Peso	Sell	7/18/12	8,019,584	7,652,681	(366,903)
	Mexican Peso	Sell	8/16/12	7,997,221	8,003,885	6,664
	Polish Zloty	Buy	7/18/12	8,260,908	8,230,251	30,657
	Polish Zloty	Sell	7/18/12	8,260,908	7,661,591	(599,317)
	Polish Zloty	Sell	8/16/12	5,009,802	5,001,371	(8,431)
	Singapore Dollar	Sell	7/18/12	2,323,338	2,315,334	(8,004)
	South Korean Won	Buy	7/18/12	55,786	97,540	(41,754)
	South Korean Won	Buy	8/16/12	4,995,521	5,018,696	(23,175)
	Swedish Krona	Buy	7/18/12	25,562,933	25,148,843	414,090
	Swedish Krona	Sell	7/18/12	25,562,933	25,021,340	(541,593)
	Swedish Krona	Buy	8/16/12	25,535,737	24,996,948	538,789
	Swiss Franc	Buy	7/18/12	6,609,643	6,523,874	85,769
	Swiss Franc	Sell	7/18/12	6,609,643	6,490,023	(119,620)
	Swiss Franc	Buy	8/16/12	6,449,395	6,332,719	116,676
	Turkish Lira	Buy	7/18/12	19,102,284	18,790,969	311,315
	Turkish Lira	Sell	7/18/12	19,102,284	18,820,283	(282,001)
	Turkish Lira	Buy	8/16/12	11,085,626	11,095,667	(10,041)
Goldman Sachs International
	Australian Dollar	Buy	7/18/12	54,538,711	53,359,815	1,178,896
	Australian Dollar	Sell	7/18/12	54,538,711	51,787,579	(2,751,132)
	British Pound	Buy	7/18/12	2,295,109	2,274,309	20,800
	British Pound	Sell	7/18/12	2,295,109	2,252,312	(42,797)
	British Pound	Sell	8/16/12	2,294,935	2,274,148	(20,787)
	Canadian Dollar	Buy	7/18/12	25,426,884	25,220,680	206,204
	Canadian Dollar	Sell	7/18/12	25,426,884	25,239,130	(187,754)
	Canadian Dollar	Sell	8/16/12	1,474,752	1,456,073	(18,679)
	Chilean Peso	Buy	7/18/12	11,018,851	10,909,702	109,149
	Chilean Peso	Sell	7/18/12	11,018,851	11,020,654	1,803
	Chilean Peso	Buy	8/16/12	3,491,619	3,493,931	(2,312)
	Czech Koruna	Buy	7/18/12	19,564,653	19,649,831	(85,178)
	Czech Koruna	Sell	7/18/12	19,564,653	19,216,034	(348,619)
	Czech Koruna	Sell	8/16/12	19,562,950	19,646,895	83,945
	Euro	Buy	7/18/12	64,934,131	63,860,075	1,074,056
	Euro	Sell	7/18/12	64,934,131	64,550,690	(383,441)
	Euro	Sell	8/16/12	59,168,541	58,133,131	(1,035,410)
	Japanese Yen	Buy	7/18/12	25,228,255	25,402,407	(174,152)
	Japanese Yen	Sell	7/18/12	25,228,255	25,440,069	211,814
	Japanese Yen	Sell	8/16/12	25,238,308	25,414,575	176,267
	Norwegian Krone	Buy	7/18/12	18,165,397	17,706,055	459,342
	Norwegian Krone	Sell	7/18/12	18,165,397	17,811,796	(353,601)
	Norwegian Krone	Buy	8/16/12	18,146,465	17,794,500	351,965
	Singapore Dollar	Sell	7/18/12	7,849,585	7,788,966	(60,619)
	South Korean Won	Buy	7/18/12	7,780,722	7,717,738	62,984
	Swedish Krona	Buy	7/18/12	26,339,494	25,653,954	685,540
	Swedish Krona	Sell	7/18/12	26,339,494	25,432,619	(906,875)
	Swedish Krona	Buy	8/16/12	3,427,301	3,358,214	69,087
	Swiss Franc	Buy	7/18/12	1,811,291	1,788,252	23,039
	Swiss Franc	Sell	7/18/12	1,811,291	1,777,985	(33,306)
	Swiss Franc	Buy	8/16/12	1,812,581	1,779,181	33,400
	Turkish Lira	Buy	7/18/12	20,681,212	20,283,802	397,410
	Turkish Lira	Sell	7/18/12	20,681,212	20,451,362	(229,850)
	Turkish Lira	Buy	8/16/12	12,654,893	12,718,987	(64,094)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/12	25,689,154	25,050,455	638,699
	Australian Dollar	Sell	7/18/12	25,689,154	24,575,910	(1,113,244)
	Australian Dollar	Buy	8/16/12	16,681,480	16,708,506	(27,026)
	British Pound	Buy	7/18/12	42,527,828	42,224,498	303,330
	British Pound	Sell	7/18/12	42,527,828	41,953,840	(573,988)
	British Pound	Buy	8/16/12	16,271,357	16,125,637	145,720
	Canadian Dollar	Buy	7/18/12	16,916,759	16,702,159	214,600
	Canadian Dollar	Sell	7/18/12	16,916,759	16,783,175	(133,584)
	Canadian Dollar	Sell	8/16/12	16,654,326	16,446,568	(207,758)
	Czech Koruna	Buy	7/18/12	33,184,159	32,494,624	689,535
	Czech Koruna	Sell	7/18/12	33,184,159	32,310,008	(874,151)
	Czech Koruna	Sell	8/16/12	8,546,174	8,569,831	23,657
	Euro	Buy	7/18/12	158,495,602	155,936,127	2,559,475
	Euro	Sell	7/18/12	158,495,602	157,163,571	(1,332,031)
	Euro	Sell	8/16/12	53,968,892	53,044,509	(924,383)
	Indian Rupee	Sell	7/18/12	12,049,810	12,012,624	(37,186)
	Japanese Yen	Buy	7/18/12	26,513,750	26,598,396	(84,646)
	Japanese Yen	Sell	7/18/12	26,513,750	27,057,105	543,355
	Japanese Yen	Sell	8/16/12	5,417,568	5,453,549	35,981
	Norwegian Krone	Buy	7/18/12	28,862,721	28,148,554	714,167
	Norwegian Krone	Sell	7/18/12	28,862,721	27,986,091	(876,630)
	Norwegian Krone	Buy	8/16/12	2,362,181	2,315,793	46,388
	Singapore Dollar	Sell	7/18/12	2,325,391	2,288,162	(37,229)
	South Korean Won	Buy	7/18/12	8,024,287	7,847,684	176,603
	South Korean Won	Sell	7/18/12	8,024,287	7,745,196	(279,091)
	Turkish Lira	Buy	7/18/12	17,264,517	17,032,676	231,841
	Turkish Lira	Sell	7/18/12	17,264,517	17,236,304	(28,213)
	Turkish Lira	Buy	8/16/12	17,158,884	17,145,765	13,119
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	7/18/12	27,269,611	26,839,892	429,719
	Australian Dollar	Sell	7/18/12	27,269,611	25,904,971	(1,364,640)
	Australian Dollar	Buy	8/16/12	16,674,889	16,700,759	(25,870)
	British Pound	Buy	7/18/12	27,579,681	27,554,626	25,055
	British Pound	Sell	7/18/12	27,579,681	27,195,085	(384,596)
	British Pound	Buy	8/16/12	13,730,462	13,606,182	124,280
	Canadian Dollar	Buy	7/18/12	42,686,915	41,945,311	741,604
	Canadian Dollar	Sell	7/18/12	42,686,915	42,272,061	(414,854)
	Canadian Dollar	Sell	8/16/12	16,596,726	16,391,274	(205,452)
	Chilean Peso	Buy	7/18/12	23,304,217	22,847,650	456,567
	Chilean Peso	Sell	7/18/12	23,304,217	22,850,567	(453,650)
	Chilean Peso	Buy	8/16/12	4,881,247	4,881,570	(323)
	Czech Koruna	Buy	7/18/12	15,445,495	15,489,597	(44,102)
	Czech Koruna	Sell	7/18/12	15,445,495	15,288,986	(156,509)
	Czech Koruna	Sell	8/16/12	15,444,150	15,487,287	43,137
	Euro	Buy	7/18/12	165,739,925	162,961,227	2,778,698
	Euro	Sell	7/18/12	165,739,925	163,899,823	(1,840,102)
	Euro	Sell	8/16/12	88,633,429	87,067,702	(1,565,727)
	Hungarian Forint	Buy	7/18/12	8,368,889	7,987,876	381,013
	Hungarian Forint	Sell	7/18/12	8,368,889	7,590,482	(778,407)
	Japanese Yen	Buy	7/18/12	25,057,143	25,596,468	(539,325)
	Japanese Yen	Sell	7/18/12	25,057,143	25,520,094	462,951
	Japanese Yen	Buy	8/16/12	4,684,135	4,717,385	(33,250)
	Mexican Peso	Buy	7/18/12	15,944,866	15,734,655	210,211
	Mexican Peso	Sell	7/18/12	15,944,866	15,124,563	(820,303)
	Mexican Peso	Sell	8/16/12	6,521,845	6,538,466	16,621
	New Zealand Dollar	Sell	7/18/12	9,042,003	8,392,686	(649,317)
	Norwegian Krone	Buy	7/18/12	48,289,996	47,374,623	915,373
	Norwegian Krone	Sell	7/18/12	48,289,996	47,121,807	(1,168,189)
	Norwegian Krone	Buy	8/16/12	4,749,118	4,675,502	73,616
	Peruvian New Sol	Buy	7/18/12	12,488,430	12,524,878	(36,448)
	Peruvian New Sol	Sell	7/18/12	12,488,430	12,307,496	(180,934)
	Peruvian New Sol	Sell	8/16/12	9,760,664	9,784,450	23,786
	Polish Zloty	Buy	7/18/12	8,260,878	7,985,953	274,925
	Polish Zloty	Sell	7/18/12	8,260,878	7,661,989	(598,889)
	Russian Ruble	Buy	7/18/12	3,886,555	3,895,324	(8,769)
	Russian Ruble	Sell	7/18/12	3,886,555	3,800,202	(86,353)
	Russian Ruble	Sell	8/16/12	3,866,368	3,875,587	9,219
	Singapore Dollar	Buy	7/18/12	1,914,578	1,825,978	88,600
	South African Rand	Buy	7/18/12	15,716,992	15,513,975	203,017
	South African Rand	Sell	7/18/12	15,716,992	15,222,023	(494,969)
	South African Rand	Buy	8/16/12	5,632,432	5,610,623	21,809
	South Korean Won	Buy	7/18/12	7,638,466	7,559,847	78,619
	Swedish Krona	Buy	7/18/12	62,999,381	61,851,362	1,148,019
	Swedish Krona	Sell	7/18/12	62,999,381	61,254,674	(1,744,707)
	Swedish Krona	Buy	8/16/12	5,032,894	5,314,017	(281,123)
	Swiss Franc	Buy	7/18/12	3,637,654	3,591,571	46,083
	Swiss Franc	Sell	7/18/12	3,637,654	3,570,394	(67,260)
	Swiss Franc	Buy	8/16/12	3,640,243	3,573,462	66,781
	Taiwan Dollar	Sell	7/18/12	7,570,854	7,571,386	532
	Turkish Lira	Buy	7/18/12	24,277,077	23,978,783	298,294
	Turkish Lira	Sell	7/18/12	24,277,077	24,032,480	(244,597)
	Turkish Lira	Buy	8/16/12	16,228,757	16,280,488	(51,731)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/18/12	54,652,567	53,192,674	1,459,893
	Australian Dollar	Sell	7/18/12	54,652,567	52,075,897	(2,576,670)
	Australian Dollar	Sell	8/16/12	28,384,872	27,836,861	(548,011)
	Brazilian Real	Buy	7/18/12	1,194,650	1,178,325	16,325
	Brazilian Real	Sell	7/18/12	1,194,650	1,190,935	(3,715)
	Brazilian Real	Buy	8/16/12	1,182,604	1,179,406	3,198
	British Pound	Buy	7/18/12	25,789,480	25,645,835	143,645
	British Pound	Sell	7/18/12	25,789,480	25,507,050	(282,430)
	British Pound	Buy	8/16/12	21,692,971	21,487,339	205,632
	Canadian Dollar	Buy	7/18/12	16,403,912	16,214,986	188,926
	Canadian Dollar	Sell	7/18/12	16,403,912	16,079,211	(324,701)
	Canadian Dollar	Sell	8/16/12	16,393,406	16,203,820	(189,586)
	Chilean Peso	Buy	7/18/12	7,971,448	7,773,643	197,805
	Chilean Peso	Sell	7/18/12	7,971,448	7,971,291	(157)
	Chilean Peso	Buy	8/16/12	456,611	456,823	(212)
	Czech Koruna	Buy	7/18/12	19,400,002	19,195,259	204,743
	Czech Koruna	Sell	7/18/12	19,400,002	19,052,717	(347,285)
	Czech Koruna	Sell	8/16/12	11,385,705	11,414,385	28,680
	Euro	Buy	7/18/12	115,939,667	115,167,992	771,675
	Euro	Sell	7/18/12	115,939,667	114,612,537	(1,327,130)
	Euro	Sell	8/16/12	37,654,791	37,663,004	8,213
	Japanese Yen	Buy	7/18/12	50,798,961	51,530,034	(731,073)
	Japanese Yen	Sell	7/18/12	50,798,961	51,707,879	908,918
	Japanese Yen	Sell	8/16/12	9,000,483	9,055,783	55,300
	Mexican Peso	Buy	7/18/12	9,226,212	9,005,247	220,965
	Mexican Peso	Sell	7/18/12	9,226,212	8,759,697	(466,515)
	Mexican Peso	Sell	8/16/12	1,453,691	1,456,862	3,171
	New Zealand Dollar	Sell	7/18/12	7,933,753	7,583,918	(349,835)
	Norwegian Krone	Buy	7/18/12	48,733,203	47,795,989	937,214
	Norwegian Krone	Sell	7/18/12	48,733,203	47,700,859	(1,032,344)
	Norwegian Krone	Buy	8/16/12	5,900,300	5,781,292	119,008
	Polish Zloty	Buy	7/18/12	8,260,878	7,986,346	274,532
	Polish Zloty	Sell	7/18/12	8,260,878	7,662,415	(598,463)
	Singapore Dollar	Sell	7/18/12	8,036,520	7,924,253	(112,267)
	South African Rand	Buy	7/18/12	7,922,425	7,887,979	34,446
	South African Rand	Sell	7/18/12	7,922,425	7,444,247	(478,178)
	South Korean Won	Buy	7/18/12	6,918,242	6,887,799	30,443
	Swedish Krona	Buy	7/18/12	29,343,227	28,586,993	756,234
	Swedish Krona	Sell	7/18/12	29,343,227	28,038,591	(1,304,636)
	Swiss Franc	Buy	7/18/12	12,583,764	12,422,023	161,741
	Swiss Franc	Sell	7/18/12	12,583,764	12,347,260	(236,504)
	Swiss Franc	Buy	8/16/12	12,592,721	12,357,867	234,854
	Taiwan Dollar	Sell	7/18/12	7,622,982	7,613,580	(9,402)
	Turkish Lira	Buy	7/18/12	17,013,722	16,713,507	300,215
	Turkish Lira	Sell	7/18/12	17,013,722	17,027,128	13,406
	Turkish Lira	Buy	8/16/12	16,909,623	16,932,829	(23,206)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/12	85,864,822	83,698,084	2,166,738
	Australian Dollar	Sell	7/18/12	85,864,822	82,099,109	(3,765,713)
	Australian Dollar	Buy	8/16/12	17,028,069	16,717,694	310,375
	Brazilian Real	Buy	7/18/12	9,608,365	9,477,338	131,027
	Brazilian Real	Sell	7/18/12	9,608,365	9,345,357	(263,008)
	Brazilian Real	Sell	8/16/12	1,874,192	1,873,458	(734)
	British Pound	Buy	7/18/12	25,265,622	25,162,807	102,815
	British Pound	Sell	7/18/12	25,265,622	24,932,127	(333,495)
	British Pound	Sell	8/16/12	2,248,113	2,402,195	154,082
	Canadian Dollar	Buy	7/18/12	51,060,262	50,573,687	486,575
	Canadian Dollar	Sell	7/18/12	51,060,262	50,265,989	(794,273)
	Canadian Dollar	Sell	8/16/12	25,216,013	24,900,485	(315,528)
	Chilean Peso	Buy	7/18/12	15,392,952	15,307,840	85,112
	Chilean Peso	Sell	7/18/12	15,392,952	15,383,499	(9,453)
	Chilean Peso	Buy	8/16/12	7,847,929	7,857,809	(9,880)
	Czech Koruna	Buy	7/18/12	30,654,465	30,438,707	215,758
	Czech Koruna	Sell	7/18/12	30,654,465	30,070,025	(584,440)
	Czech Koruna	Sell	8/16/12	18,646,319	18,696,540	50,221
	Euro	Buy	7/18/12	177,865,223	175,394,313	2,470,910
	Euro	Sell	7/18/12	177,865,223	176,497,967	(1,367,256)
	Euro	Sell	8/16/12	74,771,665	73,423,196	(1,348,469)
	Hungarian Forint	Buy	7/18/12	14,763,190	13,688,213	1,074,977
	Hungarian Forint	Sell	7/18/12	14,763,190	14,012,372	(750,818)
	Hungarian Forint	Buy	8/16/12	6,368,953	6,398,249	(29,296)
	Japanese Yen	Buy	7/18/12	75,278,749	75,827,209	(548,460)
	Japanese Yen	Sell	7/18/12	75,278,749	76,407,711	1,128,962
	Japanese Yen	Buy	8/16/12	1,248,740	1,257,334	(8,594)
	Mexican Peso	Buy	7/18/12	8,174,764	8,195,805	(21,041)
	Mexican Peso	Sell	7/18/12	8,174,764	7,797,539	(377,225)
	Mexican Peso	Sell	8/16/12	8,151,969	8,170,909	18,940
	New Zealand Dollar	Sell	7/18/12	15,791,938	15,324,317	(467,621)
	Norwegian Krone	Buy	7/18/12	58,924,768	57,660,716	1,264,052
	Norwegian Krone	Sell	7/18/12	58,924,768	57,299,183	(1,625,585)
	Norwegian Krone	Buy	8/16/12	5,930,662	5,816,015	114,647
	Polish Zloty	Buy	7/18/12	1,673,555	1,631,616	41,939
	Polish Zloty	Sell	7/18/12	1,673,555	1,578,055	(95,500)
	Singapore Dollar	Buy	7/18/12	1,985,467	2,022,921	(37,454)
	South African Rand	Buy	7/18/12	3,422,828	3,742,570	(319,742)
	South Korean Won	Buy	7/18/12	6,787,499	6,794,599	(7,100)
	Swedish Krona	Buy	7/18/12	55,221,954	54,662,274	559,680
	Swedish Krona	Sell	7/18/12	55,221,954	53,223,668	(1,998,286)
	Swedish Krona	Buy	8/16/12	34,567,918	33,904,144	663,774
	Taiwan Dollar	Sell	7/18/12	1,959,451	1,905,610	(53,841)
	Thai Baht	Buy	7/18/12	7,880,422	7,952,689	(72,267)
	Turkish Lira	Buy	7/18/12	14,976,951	14,817,798	159,153
	Turkish Lira	Sell	7/18/12	14,976,951	15,051,827	74,876
	Turkish Lira	Buy	8/16/12	14,885,313	14,968,943	(83,630)
UBS AG
	Australian Dollar	Buy	7/18/12	78,317,219	76,578,395	1,738,824
	Australian Dollar	Sell	7/18/12	78,317,219	75,468,031	(2,849,188)
	Australian Dollar	Buy	8/16/12	13,942,407	13,687,454	254,953
	British Pound	Buy	7/18/12	26,177,715	25,707,262	470,453
	British Pound	Sell	7/18/12	26,177,715	25,680,808	(496,907)
	British Pound	Buy	8/16/12	9,083	9,000	83
	Canadian Dollar	Buy	7/18/12	51,695,355	51,199,524	495,831
	Canadian Dollar	Sell	7/18/12	51,695,355	51,008,181	(687,174)
	Canadian Dollar	Sell	8/16/12	37,018,053	36,737,467	(280,586)
	Czech Koruna	Buy	7/18/12	23,205,763	23,013,787	191,976
	Czech Koruna	Sell	7/18/12	23,205,763	22,793,811	(411,952)
	Czech Koruna	Sell	8/16/12	15,191,136	15,234,474	43,338
	Euro	Buy	7/18/12	77,352,048	76,228,459	1,123,589
	Euro	Sell	7/18/12	77,352,048	76,937,934	(414,114)
	Euro	Sell	8/16/12	24,738,591	24,305,330	(433,261)
	Hungarian Forint	Buy	7/18/12	16,141,269	15,437,035	704,234
	Hungarian Forint	Sell	7/18/12	16,141,269	15,326,793	(814,476)
	Hungarian Forint	Buy	8/16/12	4,929,609	4,953,862	(24,253)
	Indian Rupee	Sell	7/18/12	7,681,137	7,689,596	8,459
	Japanese Yen	Buy	7/18/12	50,602,176	51,391,764	(789,588)
	Japanese Yen	Sell	7/18/12	50,602,176	51,307,307	705,131
	Japanese Yen	Buy	8/16/12	24,771,057	24,946,199	(175,142)
	Mexican Peso	Buy	7/18/12	16,229,559	15,464,524	765,035
	Mexican Peso	Sell	7/18/12	16,229,559	15,337,594	(891,965)
	Mexican Peso	Sell	8/16/12	175,917	176,165	248
	New Zealand Dollar	Sell	7/18/12	3,598,233	3,260,845	(337,388)
	Norwegian Krone	Buy	7/18/12	37,073,942	36,425,462	648,480
	Norwegian Krone	Sell	7/18/12	37,073,942	36,133,057	(940,885)
	Norwegian Krone	Sell	8/16/12	10,994,111	10,781,582	(212,529)
	Philippines Peso	Buy	7/18/12	8,103,579	7,902,955	200,624
	Polish Zloty	Buy	7/18/12	12,193,253	11,827,995	365,258
	Polish Zloty	Sell	7/18/12	12,193,253	11,643,878	(549,375)
	Polish Zloty	Buy	8/16/12	869,399	869,481	(82)
	Singapore Dollar	Sell	7/18/12	6,023,423	5,964,930	(58,493)
	South African Rand	Buy	7/18/12	8,100,630	7,771,407	329,223
	South African Rand	Sell	7/18/12	8,100,630	7,907,258	(193,372)
	South Korean Won	Buy	7/18/12	7,988,519	7,765,163	223,356
	South Korean Won	Sell	7/18/12	7,988,519	7,764,664	(223,855)
	Swedish Krona	Buy	7/18/12	26,936,247	25,917,371	1,018,876
	Swedish Krona	Sell	7/18/12	26,936,247	25,995,629	(940,618)
	Swedish Krona	Buy	8/16/12	6,708,557	6,573,381	135,176
	Swiss Franc	Buy	7/18/12	27,586,834	27,075,356	511,478
	Swiss Franc	Sell	7/18/12	27,586,834	27,225,458	(361,376)
	Swiss Franc	Sell	8/16/12	27,606,470	27,094,133	(512,337)
	Taiwan Dollar	Sell	7/18/12	1,025,169	983,484	(41,685)
	Thai Baht	Buy	7/18/12	7,880,422	7,957,993	(77,571)
	Turkish Lira	Buy	7/18/12	12,911,804	12,679,415	232,389
	Turkish Lira	Sell	7/18/12	12,911,804	12,952,689	40,885
	Turkish Lira	Buy	8/16/12	12,832,803	12,880,006	(47,203)
Westpac Banking Corp.
	Australian Dollar	Buy	7/18/12	39,381,364	38,728,755	652,609
	Australian Dollar	Sell	7/18/12	39,381,364	37,415,053	(1,966,311)
	Australian Dollar	Buy	8/16/12	20,026,277	19,954,885	71,392
	British Pound	Buy	7/18/12	25,789,480	25,645,176	144,304
	British Pound	Sell	7/18/12	25,789,480	25,495,181	(294,299)
	British Pound	Buy	8/16/12	19,696,824	19,518,037	178,787
	Canadian Dollar	Buy	7/18/12	25,482,656	25,164,744	317,912
	Canadian Dollar	Sell	7/18/12	25,482,656	25,479,000	(3,656)
	Canadian Dollar	Sell	8/16/12	25,466,335	25,150,111	(316,224)
	Euro	Buy	7/18/12	93,667,785	91,943,766	1,724,019
	Euro	Sell	7/18/12	93,667,785	92,966,944	(700,841)
	Euro	Sell	8/16/12	67,409,184	66,230,102	(1,179,082)
	Japanese Yen	Buy	7/18/12	21,098,340	21,146,204	(47,864)
	Japanese Yen	Sell	7/18/12	21,098,340	21,491,705	393,365
	Japanese Yen	Buy	8/16/12	3,395,973	3,419,906	(23,933)
	Mexican Peso	Buy	7/18/12	15,925,629	15,691,241	234,388
	Mexican Peso	Sell	7/18/12	15,925,629	15,225,736	(699,893)
	Mexican Peso	Sell	8/16/12	7,647,358	7,668,281	20,923
	Norwegian Krone	Buy	7/18/12	36,956,163	36,021,489	934,674
	Norwegian Krone	Sell	7/18/12	36,956,163	35,942,670	(1,013,493)
	Norwegian Krone	Buy	8/16/12	10,447,221	10,252,858	194,363
	Swedish Krona	Buy	7/18/12	28,699,330	27,871,399	827,931
	Swedish Krona	Sell	7/18/12	28,699,330	28,129,477	(569,853)
	Swedish Krona	Buy	8/16/12	28,668,796	28,102,574	566,222

Total						$(26,733,216)

FUTURES CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	465	$52,538,132	Sep-12	$192,259
Australian Government Treasury Bond 10 yr (Short)	20	2,568,119	Sep-12	15,047
Canadian Government Bond 10 yr (Long)	358	48,683,921	Sep-12	437,509
Euro-Swiss Franc 3 Month (Short)	547	144,105,094	Dec-12	(2,102,379)
Japanese Government Bond 10 yr (Long)	9	16,178,270	Sep-12	46,060
Japanese Government Bond 10 yr Mini (Long)	59	10,606,493	Sep-12	32,144
U.K. Gilt 10 yr (Short)	103	19,214,058	Sep-12	133,444
U.S. Treasury Note 10 yr (Long)	152	20,273,000	Sep-12	(16,967)

Total				$(1,262,883)

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $201,792,634) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	$41,851,085	Aug-16/4.35	$7,002,942
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	106,463,926	Aug-16/4.68	2,138,860
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	106,463,926	Aug-16/4.68	20,323,325
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	86,626,761	Jul-16/4.67	1,748,128
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	86,626,761	Jul-16/4.67	16,476,237
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	35,487,976	Jul-16/4.80	665,045
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	35,487,976	Jul-16/4.80	7,101,925
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	123,579,123	Jun-16/4.89	1,045,727
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	123,579,123	Jun-16/4.39	12,591,477
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	125,585,277	Jun-16/5.12	991,370
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	125,585,277	Jun-16/4.12	11,550,957
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	377,999,419	May-16/4.705	3,499,519
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	377,999,419	May-16/4.705	43,965,868
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	13,802,000	Jul-12/2.1714	482,242
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	97,522,326	May-16/5.11	766,721
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	97,522,326	May-16/4.11	8,940,652
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	10,878,400	Aug-12/2.855	326
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	10,878,400	Aug-12/2.855	1,054,008
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	13,802,000	Jul-12/2.1714	482,242
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	13,802,000	Jul-12/2.1714	482,242
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	100,615,452	May-16/4.60	943,773
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	100,615,452	May-16/4.60	11,470,162
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	8,885,697	May-16/4.765	79,971
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	8,885,697	May-16/4.765	1,075,169
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	42,739,547	Sep-16/3.49	1,836,518
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	42,739,547	Sep-16/3.49	4,275,237
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	13,802,000	Jul-12/2.1714	482,242
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	101,118,714	May-16/4.86	913,102
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	101,118,714	May-16/4.36	10,253,438
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	88,935,500	Aug-15/4.375	3,090,509
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	88,935,500	Aug-15/4.375	30,669,407
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	88,935,500	Aug-15/4.46	2,877,953
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	88,935,500	Aug-15/4.46	31,982,985
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	49,952,737	Jul-16/4.79	938,112
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	49,952,737	Jul-16/4.79	9,407,099
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	89,044,022	Jul-16/4.74	1,714,097
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	89,044,022	Jul-16/4.74	16,446,431
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	122,794,492	Jun-16/4.575	1,172,687
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	122,794,492	Jun-16/4.575	13,443,541
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	153,027,000	Sep-15/4.04	3,166,129
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	153,027,000	Sep-15/4.04	22,113,932
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	13,802,000	Jul-12/2.1714	482,240

Total			$310,144,547

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $32,554,844) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, July 1, 2042	$31,000,000	7/12/12	$32,579,063

Total			$32,579,063

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$199,305,000		$—	5/14/14	0.58%	3 month USD-LIBOR-BBA	$(170,357)
		220,862,000		—	5/14/17	3 month USD-LIBOR-BBA	1.0925%	1,761,121
		306,682,000		—	5/14/14	3 month USD-LIBOR-BBA	0.577%	242,536
		295,858,000		—	5/14/17	1.1005%	3 month USD-LIBOR-BBA	(2,474,510)
		13,516,000		358,749	6/20/22	2.183%	3 month USD-LIBOR-BBA	(156,536)
	CAD	28,405,000		—	6/13/14	1.285%	3 month CAD-BA-CDOR	(15,880)
	CAD	48,444,000		—	6/13/17	1.5875%	3 month CAD-BA-CDOR	(82,189)
	CAD	12,157,000		—	6/13/22	2.20%	3 month CAD-BA-CDOR	(37,461)
	Barclay’s Bank, PLC
		$665,533,000	(E)	10,685,101	9/19/22	2.00%	3 month USD-LIBOR-BBA	868,489
		108,094,000	(E)	(130,553)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(187,843)
		9,000,000	(E)	4,950	9/19/14	3 month USD-LIBOR-BBA	0.60%	9,720
		28,000,000	(E)	(53,760)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(140,840)
		227,069,000	(E)	(3,088,301)	9/19/22	3 month USD-LIBOR-BBA	2.00%	260,967
		35,000,000	(E)	(2,026,500)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(422,450)
		27,810,000		—	6/15/22	1.807%	3 month USD-LIBOR-BBA	(91,083)
		13,516,000		356,147	6/20/22	2.183%	3 month USD-LIBOR-BBA	(159,138)
	AUD	7,717,000		—	6/22/22	6 month AUD-BBR-BBSW	4.035%	28,015
	AUD	34,670,000		—	6/22/22	4.06%	6 month AUD-BBR-BBSW	(199,174)
	AUD	36,601,000		—	6/29/22	3.9275%	6 month AUD-BBR-BBSW	196,999
	EUR	170,294,000		—	6/18/14	0.935%	6 month EUR-EURIBOR-REUTERS	(323,875)
	EUR	87,172,000		—	6/18/17	1.365%	6 month EUR-EURIBOR-REUTERS	(322,332)
	EUR	52,994,000		—	6/18/22	1.945%	6 month EUR-EURIBOR-REUTERS	250,842
	EUR	5,200,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	(83,209)
	EUR	59,047,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.934%	(357,271)
	EUR	19,427,000		—	6/19/22	1.885%	6 month EUR-EURIBOR-REUTERS	229,313
	EUR	30,198,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	(44,241)
	GBP	43,243,000		—	6/14/17	6 month GBP-LIBOR-BBA	1.3775%	368,633
	GBP	8,656,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	37,586
	GBP	81,650,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(11,738,421)
	GBP	36,488,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(7,948,421)
	GBP	123,490,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	16,046,719
	Citibank, N.A.
		$10,846,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	281,562
		612,030,000	(E)	887,153	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,016,260)
		15,026,000	(E)	88,654	9/19/17	3 month USD-LIBOR-BBA	1.10%	135,384
		311,046,000	(E)	3,773,468	9/19/22	2.00%	3 month USD-LIBOR-BBA	(814,461)
		70,457,000	(E)	6,378	9/19/14	0.60%	3 month USD-LIBOR-BBA	(30,964)
		113,238,000	(E)	(1,526,395)	9/19/22	3 month USD-LIBOR-BBA	2.00%	143,865
		8,420,000	(E)	(505,620)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(119,731)
	Credit Suisse International
		578,893,000	(E)	(3,989,524)	9/19/22	3 month USD-LIBOR-BBA	2.00%	4,549,149
		496,018,000	(E)	392,746	9/19/14	3 month USD-LIBOR-BBA	0.60%	655,634
		363,693,000	(E)	(465,501)	9/19/17	3 month USD-LIBOR-BBA	1.10%	665,586
		12,717,000	(E)	(548,625)	9/19/42	3 month USD-LIBOR-BBA	2.75%	34,196
		1,417,853,700	(E)	11,377,766	9/19/22	2.00%	3 month USD-LIBOR-BBA	(9,535,577)
		83,312,000	(E)	3,401,697	9/19/42	2.75%	3 month USD-LIBOR-BBA	(416,491)
		284,053,000	(E)	(43,648)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(194,195)
		214,167,000	(E)	(719,188)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,385,248)
		39,163,000		—	6/25/22	3 month USD-LIBOR-BBA	1.7975%	63,118
		20,335,000		—	7/2/22	1.7175%	3 month USD-LIBOR-BBA	129,941
		12,257,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	719,854
	CAD	213,478,000		—	6/13/14	1.28797%	3 month CAD-BA-CDOR	(132,229)
	CAD	7,676,000		—	6/13/17	3 month CAD-BA-CDOR	1.57927%	10,052
	CAD	90,954,000		—	6/13/22	3 month CAD-BA-CDOR	2.19177%	212,905
	CAD	28,425,000		—	6/15/22	2.135%	3 month CAD-BA-CDOR	80,621
	CAD	25,159,000		—	6/29/22	2.1725%	3 month CAD-BA-CDOR	6,981
	CHF	6,285,000		—	5/11/22	6 month CHF-LIBOR-BBA	0.975%	(5,803)
	CHF	52,573,000		—	5/14/22	1.0125%	6 month CHF-LIBOR-BBA	(150,944)
	CHF	53,217,000		—	6/19/22	0.94%	6 month CHF-LIBOR-BBA	400,198
	EUR	119,996,000		—	6/15/14	6 month EUR-EURIBOR-REUTERS	0.943%	253,259
	EUR	48,466,000		—	6/15/17	6 month EUR-EURIBOR-REUTERS	1.377%	224,075
	EUR	45,797,000		—	6/15/22	6 month EUR-EURIBOR-REUTERS	1.947%	(193,282)
	EUR	161,600,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	19,509
	EUR	19,246,000		—	7/2/22	6 month EUR-EURIBOR-REUTERS	1.937%	(127,624)
	EUR	18,241,000		—	7/3/22	6 month EUR-EURIBOR-REUTERS	1.985%	(19,239)
	EUR	16,298,000		—	7/3/22	6 month EUR-EURIBOR-REUTERS	1.976%	(34,398)
	GBP	37,196,000		—	6/13/17	1.44%	6 month GBP-LIBOR-BBA	(496,062)
	GBP	38,210,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1675%	377,784
	GBP	38,635,000		—	6/15/22	6 month GBP-LIBOR-BBA	2.0125%	(476,980)
	GBP	14,034,000		—	6/15/22	1.96%	6 month GBP-LIBOR-BBA	280,366
	GBP	81,675,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	10,907,806
	MXN	364,910,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	2,252,388
	SEK	921,110,000		—	5/16/22	2.205%	3 month SEK-STIBOR-SIDE	2,195,773
	SEK	98,415,000		—	6/19/22	3 month SEK-STIBOR-SIDE	2.38%	(19,224)
	SEK	122,845,000		—	7/2/22	3 month SEK-STIBOR-SIDE	2.325%	(115,254)
	Deutsche Bank AG
		$5,491,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	138,812
		247,418,000	(E)	2,115,960	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,533,457)
		47,331,000	(E)	(724,638)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(26,505)
		7,002,000	(E)	(6,162)	9/19/17	3 month USD-LIBOR-BBA	1.10%	15,614
	KRW	42,221,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(394,213)
	MXN	364,910,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	2,314,490
	PLN	73,361,000		—	4/16/17	5.01%	6 month PLN-WIBOR-WIBO	(398,817)
	ZAR	158,430,000		—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	490,549
	Goldman Sachs International
		$2,322,096,000	(E)	1,265,323	9/19/14	0.60%	3 month USD-LIBOR-BBA	34,610
		99,039,000	(E)	184,213	9/19/14	3 month USD-LIBOR-BBA	0.60%	236,703
		698,058,000	(E)	8,657,942	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,638,414)
		166,043,000	(E)	(2,150,530)	9/19/22	3 month USD-LIBOR-BBA	2.00%	298,604
		9,297,000	(E)	(4,091)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(33,004)
		30,579,000	(E)	(1,792,717)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(391,282)
		169,095,300		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	8,949
		45,563,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(5,690)
	AUD	18,034,000		—	6/21/22	4.005%	6 month AUD-BBR-BBSW	(14,726)
	AUD	6,426,000		—	6/22/22	4.035%	6 month AUD-BBR-BBSW	(23,328)
	CHF	82,034,000		—	6/29/22	0.985%	6 month CHF-LIBOR-BBA	281,404
	EUR	14,784,000		—	6/15/17	1.381%	6 month EUR-EURIBOR-REUTERS	(71,939)
	EUR	29,142,000		—	6/15/22	6 month EUR-EURIBOR-REUTERS	1.952%	(105,945)
	EUR	4,139,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	40,153
	EUR	58,686,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.919%	(458,686)
	GBP	70,096,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	2,633,643
	GBP	36,428,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	3,433,180
	GBP	66,299,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(1,984,271)
	GBP	71,573,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	759,484
	GBP	23,291,000		—	6/13/17	1.4425%	6 month GBP-LIBOR-BBA	(315,406)
	GBP	8,632,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	(16,680)
	GBP	63,643,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(6,224,672)
	GBP	63,644,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(5,612,758)
	GBP	7,383,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	84,769
	SEK	98,145,000		—	5/16/22	3 month SEK-STIBOR-SIDE	2.205%	(233,961)
	SEK	252,260,000		—	5/29/22	3 month SEK-STIBOR-SIDE	2.215%	(571,341)
	SEK	212,159,000		—	6/11/22	2.28%	3 month SEK-STIBOR-SIDE	311,781
	JPMorgan Chase Bank NA
		$457,935,200	(E)	5,411,693	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,342,851)
		34,953,000	(E)	25,771	9/19/14	0.60%	3 month USD-LIBOR-BBA	7,245
		20,117,000	(E)	17,301	9/19/17	1.10%	3 month USD-LIBOR-BBA	(45,263)
		37,250,000	(E)	(642,563)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(93,125)
		4,393,000	(E)	402,662	9/19/42	2.75%	3 month USD-LIBOR-BBA	201,331
		18,422,000	(E)	(1,200,264)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(355,983)
	CAD	41,210,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(1,155,280)
	CAD	72,924,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	672,086
	CAD	245,603,000		—	6/13/14	3 month CAD-BA-CDOR	1.2825%	124,945
	CAD	40,671,000		—	6/13/17	3 month CAD-BA-CDOR	1.56%	16,132
	CAD	23,251,000		—	6/13/22	2.175%	3 month CAD-BA-CDOR	(19,525)
	CAD	21,865,000		—	6/25/22	2.1725%	3 month CAD-BA-CDOR	1,482
	EUR	1,258,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	18,186
	EUR	30,378,000		—	3/23/14	1 month EUR-EONIA-OIS-COMPOUND	0.506%	179,840
	EUR	49,836,000		—	3/23/17	1 month EUR-EONIA-OIS-COMPOUND	1.147%	1,370,421
	GBP	16,737,000		—	6/13/17	6 month GBP-LIBOR-BBA	1.446%	230,891
	GBP	7,322,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	80,348
	JPY	5,487,600,000		—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(88,851)
	JPY	7,598,700,000		—	7/2/22	6 month JPY-LIBOR-BBA	0.8225%	(160,653)
	JPY	8,709,509,000		—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	1,911,997
	JPY	2,192,700,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	1,330,131
	JPY	2,948,000,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(276,600)
	JPY	7,400,300,000		—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(2,046,010)
	MXN	232,234,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(1,324,177)
	MXN	299,735,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(1,739,797)
	MXN	52,130,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	341,204
	MXN	325,230,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(1,161,676)
	MXN	778,041,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(2,779,054)
	MXN	325,230,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	1,547,770
	MXN	528,640,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	2,830,501
	The Royal Bank of Scotland PLC
		$42,883,000	(E)	42,883	9/19/22	2.00%	3 month USD-LIBOR-BBA	(589,641)
	UBS AG
	CHF	419,232,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(2,710,654)

	Total							$(9,335,231)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$9,466,693	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$31,069
	1,634,908	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	99
	4,313,180	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,882
	3,689,030	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,035
	4,313,180	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	3,347
	3,947,147	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,581
	3,619,138	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	12,623
	11,751,363	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38,567
	9,384,893	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	35,185
	16,284,047	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(84,051)
	20,652,670	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	66,626
	12,944,273	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	780
	5,884,406	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	355
	5,164,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	19,363
	5,901,998	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	19,040
	3,276,661	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	11,431
	3,616,156	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,868
	40,544,885	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(209,275)
	30,891,203	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	115,814
	11,702,891	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	37,754
	1,367,577	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	942
	2,092,952	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,209
	11,480,947	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59,260)
	72,920,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,131,670)
	25,992,087	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	20,167
	5,454,448	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	4,232
	54,922,178	197,377	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	122,091
	5,097,239	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	13,530
	61,976,998	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(319,898)
	38,579,498	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	124,459
	17,112,902	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(88,329)
	809,647	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(1,145)
	58,086,468	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	202,639
	166,460,119	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	624,072
	12,076,905	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	9,370
	46,997,509	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	176,197
	8,295,214	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,224
	26,900,015	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	88,283
	19,501,982	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	64,003
	276,316	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	438
	4,410,392	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,888
Citibank, N.A.
	5,013,392	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,796
	30,157,823	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	113,064
Credit Suisse International
	17,707,346	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	66,386
	92,076,343	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	263,394
	8,339,532	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	503
	1,635,126	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(529)
	18,388,178	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,109
	3,689,030	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,830
	28,065,056	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(144,859)
	268,463	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	241
	1,035,119	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,045
	1,456,356	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,918
	1,518,623	—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,749
	4,285,706	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,300)
	4,285,706	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,278
Deutsche Bank AG
	6,984,220	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	22,531
	28,065,056	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(144,859)
	747,568	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	2,416
	1,419,743	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4,367
Goldman Sachs International
	24,625,459	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,485
	3,947,147	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	238
	3,619,138	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,172
	41,680,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	758,993
	31,260,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	538,297
	9,750,268	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	14,948
	8,416,896	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	507
	470,500	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28
	14,113,683	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(72,849)
	5,302,191	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,368)
	3,508,132	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,107)
	19,063,929	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,149
	720,570	1,576	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,388
	5,388,169	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(23,045)
	6,080,762	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	31,386
	6,514,566	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(21,380)
	5,047,985	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	15,536
	6,229,174	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(21,731)
	35,063,294	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,114
	8,366,372	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	504
	16,023,837	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	966
	15,779,903	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	951
	15,011,788	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	905
	19,334,251	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(99,795)
	721,478	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	309
	879,190	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(1,698)
	962,865	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,970)
	2,568,654	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,258)
	877,267	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,528)
	34,850,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	503,966
	34,850,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	554,707
	12,777,703	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	770
	34,850,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	564,291
	34,850,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	822,112
	26,198,002	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,579
	12,799,807	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	772
GBP	21,746,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(825,894)
GBP	21,746,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(920,574)
GBP	21,746,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(929,770)
GBP	21,746,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(1,353,105)
The Royal Bank of Scotland PLC
	$3,947,147	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	238

Total						$(1,254,146)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(147,863)		$16,610,000	12/20/19	(100 bp)	$3,470,849
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	334,446		2,860,000	3/20/17	500 bp	(363,446)
	Russian Federation, 7 1/2%, 3/31/30	—	—		987,500	4/20/13	(112 bp)	(5,392)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	2,045,000	9/20/13	715 bp	204,871
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	477 bp	120,631
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	535 bp	138,865
	JPMorgan Chase Bank NA
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		$495,000	9/20/13	276 bp	15,031
	Morgan Stanley Capital Services LLC
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		3,545,000	10/20/12	339 bp	19,781

	Total							$3,601,190

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2012.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,348,758,109.
(b)	The aggregate identified cost on a tax basis is $3,876,231,604, resulting in gross unrealized appreciation and depreciation of $296,800,152 and $181,140,869, respectively, or net unrealized appreciation of $115,659,283.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $69,964 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,325,260,791 and $1,388,802,029, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $549,202,506 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.7%
	Russia	4.1
	Argentina	2.4
	Venezuela	2.2
	Luxembourg	1.4
	Ukraine	1.0
	Indonesia	0.9
	United Kingdom	0.9
	Netherlands	0.8
	Brazil	0.8
	Germany	0.7
	Turkey	0.6
	Mexico	0.6
	Other	2.9

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
	The fund had an average contract amount of approximately $9,899,000,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $6,797,700,000 on written options contracts for the reporting period.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	The fund had an average contract amount of approximately 5,100 futures contracts outstanding for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $5,192,800,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to gain exposure to rates of inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $34,541,800,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	The fund had an average notional amount of approximately $82,900,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $172,288,082 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $126,016,218 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $119,523,736.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$94,248,622	$435,744
Convertible bonds and notes	—	5,075,591	—
Corporate bonds and notes	—	1,379,749,932	—
Foreign government and agency bonds and notes	—	244,209,469	—
Mortgage-backed securities	—	1,027,928,330	—
Purchased options outstanding	—	524,727,334	—
Senior loans	—	59,603,684	—
U.S. Government and agency mortgage obligations	—	216,996,984	—
U.S. Treasury obligations	—	41,490,484	—
Short-term investments	103,448,846	293,975,867	—

Totals by level	$103,448,846	$3,888,006,297	$435,744

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(26,733,216)	$—
Futures contracts	(1,262,883)	—	—
Written options	—	(310,144,547)	—
TBA sale commitments	—	(32,579,063)	—
Interest rate swap contracts	—	(39,173,208)	—
Total return swap contracts	—	(1,453,099)	—
Credit default contracts	—	3,414,607	—

Totals by level	$(1,262,883)	$(406,668,526)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$4,117,891	$703,284
Foreign exchange contracts	83,275,766	110,008,982
Interest rate contracts	614,053,646	441,360,049

Total	$701,447,303	$552,072,315

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012